JEFFERSON

NATIONAL

LIFE ANNUITY

ACCOUNT F

Annual Report

To

Contract Owners

December 31, 2020

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account F:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account F (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years in the four-year period ended December 31, 2020 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract in its owners’ equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years in the four-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for the year ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER PORTFOLIOS

Alger Small Cap Growth (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG) (1)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB) (1)

Federated Hermes Managed Volatility II (FVU2) (1)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

2

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

INVESCO V. I.

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

JANUS ASPEN SERIES (1)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth (LOVCDG) (1)

Lord Abbett Growth and Income (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

3

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV) (1)

VANECK VIP

VanEck Emerging Markets Bond (VWBF) (1)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON FUNDS

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 24, 2019 (liquidation).

LAZARD RETIREMENT SERIES FUND

Lazard Retirement US Strategic Equity Portfolio (LZRUSE)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Large Cap Value Portfolio: Class I (AMTP)

4

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020 and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS

1 Year Account (JNMVA1)

5 Year Account (JNMVA5)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	46,719	$1,123,219	$2,092,058	$-	$2,092,058	$15	$2,092,043	$2,090,405	$1,638	$2,092,043
ALCAI2	117,045	9,067,810	11,698,668	-	11,698,668	16	11,698,652	11,698,652	-	11,698,652
ALCGI2	75,200	4,826,813	7,024,439	9	7,024,448	-	7,024,448	7,024,448	-	7,024,448
ALMGI2	135,446	2,632,600	4,502,219	-	4,502,219	14	4,502,205	4,498,938	3,267	4,502,205
ALVGIA	11,672	333,084	338,141	-	338,141	5	338,136	338,136	-	338,136
ACVB	274,920	2,017,761	2,400,054	2	2,400,056	-	2,400,056	2,400,056	-	2,400,056
ACVI	68,020	720,871	959,084	7	959,091	-	959,091	959,091	-	959,091
ACVIG	203,653	1,845,706	2,093,553	-	2,093,553	16	2,093,537	2,093,537	-	2,093,537
ACVIP2	26,072	268,004	289,137	-	289,137	2	289,135	289,135	-	289,135
ACVV	251,488	2,169,602	2,809,119	-	2,809,119	6	2,809,113	2,804,177	4,936	2,809,113
PIHYB2	2,898	26,762	26,578	-	26,578	9	26,569	26,569	-	26,569
PIVEI2	56,620	1,129,821	894,030	11	894,041	-	894,041	894,041	-	894,041
PIVF2	13,960	200,137	236,895	9	236,904	-	236,904	236,904	-	236,904
PIVMV2	7,178	132,515	127,343	-	127,343	3	127,340	127,340	-	127,340
DSIF	149,666	6,445,368	9,619,050	-	9,619,050	20	9,619,030	9,398,815	220,215	9,619,030
DSRG	33,833	1,220,887	1,598,275	12	1,598,287	-	1,598,287	1,526,176	72,111	1,598,287
DVSCS	46,332	778,106	883,095	-	883,095	7	883,088	883,088	-	883,088
CLVGT2	106,929	2,028,863	3,021,818	-	3,021,818	12	3,021,806	3,021,806	-	3,021,806
FHIB	87,514	562,356	560,964	1	560,965	-	560,965	560,965	-	560,965
FVU2	70,002	684,517	776,325	-	776,325	7	776,318	776,318	-	776,318
GVRUGM	349,907	349,906	349,907	1	349,908	-	349,908	349,908	-	349,908
RAF	9	2,022	235	-	235	2	233	233	-	233
RBF	10,980	975,756	1,174,697	-	1,174,697	-	1,174,697	1,174,697	-	1,174,697
RBKF	461	38,804	40,608	-	40,608	-	40,608	40,608	-	40,608
RBMF	807	56,113	71,877	4	71,881	-	71,881	71,881	-	71,881
RCPF	3,138	197,736	222,410	-	222,410	9	222,401	222,401	-	222,401
RELF	131	11,343	21,349	10	21,359	-	21,359	21,359	-	21,359
RENF	686	126,546	78,893	4	78,897	-	78,897	78,897	-	78,897
RESF	124	19,780	23,332	-	23,332	1	23,331	23,331	-	23,331
RFSF	590	51,197	50,415	4	50,419	-	50,419	50,419	-	50,419
RHCF	2,213	160,675	191,238	-	191,238	17	191,221	191,221	-	191,221
RINF	830	119,680	136,494	-	136,494	8	136,486	136,486	-	136,486
RJNF	1	158	55	-	55	2	53	53	-	53
RLCE	154	14,346	16,241	3	16,244	-	16,244	16,244	-	16,244
RLCJ	571	58,007	67,724	11	67,735	-	67,735	67,735	-	67,735

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RLF	96	8,963	11,737	10	11,747	-	11,747	11,747	-	11,747
RMED	1,595	291,933	327,376	16	327,392	-	327,392	327,392	-	327,392
RMEK	1,114	99,002	100,121	-	100,121	1	100,120	100,120	-	100,120
RNF	7,365	805,279	1,065,970	7	1,065,977	-	1,065,977	1,065,977	-	1,065,977
ROF	40,349	1,788,591	2,533,893	2	2,533,895	-	2,533,895	2,533,895	-	2,533,895
RPMF	6,706	238,591	316,908	-	316,908	6	316,902	316,902	-	316,902
RREF	5,158	199,651	197,555	-	197,555	9	197,546	197,546	-	197,546
RRF	212	20,236	27,272	-	27,272	1	27,271	27,271	-	27,271
RSRF	5,658	83,548	81,482	-	81,482	7	81,475	81,475	-	81,475
RTEC	2,033	247,501	373,969	12	373,981	-	373,981	373,981	-	373,981
RTEL	702	40,927	46,326	-	46,326	3	46,323	46,323	-	46,323
RTF	5,254	1,198,032	1,656,807	-	1,656,807	20	1,656,787	1,656,787	-	1,656,787
RTRF	490	41,428	53,569	-	53,569	-	53,569	53,569	-	53,569
RUF	769	35,623	31,642	-	31,642	-	31,642	31,642	-	31,642
RUGB	4,839	201,814	201,235	-	201,235	7	201,228	201,228	-	201,228
RUTL	9,697	305,256	299,937	12	299,949	-	299,949	299,949	-	299,949
RVF	18,371	1,799,748	2,599,648	-	2,599,648	5	2,599,643	2,599,643	-	2,599,643
RVIDD	1	1,451	57	-	57	-	57	57	-	57
RVISC	1	184	37	-	37	1	36	36	-	36
RVLCG	8,203	407,455	452,574	17	452,591	-	452,591	452,591	-	452,591
RVLCV	4,299	165,856	200,970	-	200,970	7	200,963	200,963	-	200,963
RVLDD	740	85,058	109,410	-	109,410	13	109,397	109,397	-	109,397
RVMCG	7,504	266,686	340,021	17	340,038	-	340,038	340,038	-	340,038
RVMCV	4,775	195,902	206,404	-	206,404	-	206,404	206,404	-	206,404
RVSCG	2,216	117,919	134,690	-	134,690	11	134,679	134,679	-	134,679
RVSCV	2,765	169,111	165,072	8	165,080	-	165,080	165,080	-	165,080
AVBV2	35,947	239,718	201,663	-	201,663	3	201,660	201,660	-	201,660
AVGI	23,806	775,412	724,421	-	724,421	7	724,414	724,414	-	724,414
AVHY1	208,305	1,102,890	1,095,683	7	1,095,690	-	1,095,690	1,095,235	455	1,095,690
IVDDI	13,937	360,279	358,468	8	358,476	-	358,476	358,476	-	358,476
IVGMMI	6,407,643	6,407,639	6,407,643	-	6,407,643	-	6,407,643	6,342,121	65,522	6,407,643
IVHS	14,844	421,642	500,096	16	500,112	-	500,112	500,112	-	500,112
IVMCC2	30,151	348,693	308,744	4	308,748	-	308,748	308,748	-	308,748
IVRE	31,875	531,305	468,247	-	468,247	16	468,231	468,231	-	468,231
IVT	3,185	88,995	116,417	5	116,422	-	116,422	116,422	-	116,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAEI	112,848	6,994,759	10,631,382	-	10,631,382	17	10,631,365	10,629,772	1,593	10,631,365
JAGRIN	87,060	3,046,346	5,538,757	-	5,538,757	1	5,538,756	5,526,371	12,385	5,538,756
JAIG	13,728	412,018	524,528	-	524,528	2	524,526	524,526	-	524,526
JARIN	188,203	6,057,525	9,287,832	2	9,287,834	-	9,287,834	9,282,766	5,068	9,287,834
LZREMS	17,954	381,129	379,364	2	379,366	-	379,366	379,366	-	379,366
LZRIES	38,007	410,287	403,633	10	403,643	-	403,643	403,643	-	403,643
LZRUSM	74,538	1,163,529	1,212,734	6	1,212,740	-	1,212,740	1,200,857	11,883	1,212,740
LPVCAI	9,061	247,356	272,187	11	272,198	-	272,198	272,198	-	272,198
LPVCII	12,675	249,072	280,121	-	280,121	-	280,121	280,121	-	280,121
LVCLGI	32,851	859,633	1,239,143	-	1,239,143	13	1,239,130	1,239,130	-	1,239,130
SBVHY	260	1,852	1,933	-	1,933	7	1,926	1,926	-	1,926
LOVCDG	10,314	156,036	184,925	12	184,937	-	184,937	184,937	-	184,937
LOVGI	76,539	2,366,032	2,674,286	-	2,674,286	2	2,674,284	2,664,967	9,317	2,674,284
AMCG	12,867	343,150	512,109	12	512,121	-	512,121	512,121	-	512,121
AMRI	88,051	1,348,114	1,355,984	-	1,355,984	2	1,355,982	1,355,982	-	1,355,982
AMSRS	37,328	972,174	1,145,583	-	1,145,583	14	1,145,569	1,145,569	-	1,145,569
AMTB	109,553	1,159,886	1,170,023	-	1,170,023	1	1,170,022	1,170,022	-	1,170,022
NOVPDI	157,685	2,758,443	2,051,481	-	2,051,481	-	2,051,481	1,996,866	54,615	2,051,481
NOVPM	95,832	2,406,848	2,429,351	-	2,429,351	8	2,429,343	2,407,848	21,495	2,429,343
PMVAAA	40,603	426,180	449,479	-	449,479	5	449,474	449,474	-	449,474
PMVEBA	627	8,222	8,430	7	8,437	-	8,437	8,437	-	8,437
PMVFHA	1,508	15,802	16,948	-	16,948	7	16,941	16,941	-	16,941
PMVGBA	24,483	285,098	298,442	3	298,445	-	298,445	298,445	-	298,445
PMVHYA	1,599	12,601	12,806	-	12,806	-	12,806	12,806	-	12,806
PMVRRA	90,917	1,150,438	1,265,560	-	1,265,560	4	1,265,556	1,265,556	-	1,265,556
PMVRSA	2,426	27,742	14,677	-	14,677	-	14,677	14,677	-	14,677
PMVTRA	313,777	3,459,209	3,636,673	-	3,636,673	5	3,636,668	3,636,668	-	3,636,668
PVSTA	130,208	1,347,209	1,356,762	5	1,356,767	-	1,356,767	1,356,767	-	1,356,767
ROCMC	31,004	318,463	369,252	-	369,252	17	369,235	369,235	-	369,235
ROCSC	85,732	712,199	635,275	7	635,282	-	635,282	635,282	-	635,282
TAVV	30,407	472,502	464,316	8	464,324	-	464,324	464,324	-	464,324
VWBF	34,514	291,791	304,762	7	304,769	-	304,769	283,612	21,157	304,769
VWEM	87,219	1,145,674	1,473,127	-	1,473,127	17	1,473,110	1,473,110	-	1,473,110
VWHA	13,689	291,627	307,733	5	307,738	-	307,738	307,738	-	307,738
SVDF	119,675	3,635,046	5,831,786	-	5,831,786	14	5,831,772	5,831,772	-	5,831,772

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SVOF	104,665	2,426,511	3,101,220	-	3,101,220	20	3,101,200	3,101,200	-	3,101,200
1 Year Interest Adjustment Account (JNMVA1)			2,073,849	-	2,073,849	-	2,073,849	2,073,849	-	2,073,849
5 Year Interest Adjustment Account (JNMVA5)			1,567	-	1,567	-	1,567	1,567	-	1,567

Total (unaudited)			$139,030,404	$326	$139,030,730	$444	$139,030,286	$138,524,629	$505,657	$139,030,286

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ACVB	ACVI
Reinvested dividends	$1,148,446	17,465	-	9,987	-	4,454	26,237	4,162
Mortality and expense risk charges (note 2)	(1,512,662)	(20,723)	(130,729)	(68,627)	(42,190)	(3,398)	(27,307)	(10,548)

Net investment income (loss)	(364,216)	(3,258)	(130,729)	(58,640)	(42,190)	1,056	(1,070)	(6,386)

Realized gain (loss) on investments	5,241,128	30,006	730,158	455,415	362,780	(11,428)	21,913	16,835
Change in unrealized gain (loss) on investments	10,422,417	718,859	1,439,713	1,550,399	900,283	2,307	155,456	181,397

Net gain (loss) on investments	15,663,545	748,865	2,169,871	2,005,814	1,263,063	(9,121)	177,369	198,232

Reinvested capital gains	8,169,526	117,174	1,497,895	892,867	482,574	14,985	70,859	12,552

Net increase (decrease) in contract owners’ equity resulting from operations	$23,468,855	862,781	3,537,037	2,840,041	1,703,447	6,920	247,158	204,398

Investment Activity:	ACVIG	ACVIP2	ACVV	PIHYB2	PIVEI2	PIVF2	PIVMV2	DSIF
Reinvested dividends	$39,128	4,030	58,882	2,455	20,607	1,044	898	134,048
Mortality and expense risk charges (note 2)	(25,098)	(3,775)	(32,304)	(606)	(10,818)	(2,649)	(1,132)	(107,251)

Net investment income (loss)	14,030	255	26,578	1,849	9,789	(1,605)	(234)	26,797

Realized gain (loss) on investments	114,634	(1,807)	167,379	(20,363)	(219,785)	(8,924)	(5,184)	734,347
Change in unrealized gain (loss) on investments	(21,579)	22,526	(331,644)	1,717	137,446	41,446	1,315	72,001

Net gain (loss) on investments	93,055	20,719	(164,265)	(18,646)	(82,339)	32,522	(3,869)	806,348

Reinvested capital gains	100,995	-	70,400	-	34,149	18,197	3,056	527,260

Net increase (decrease) in contract owners’ equity resulting from operations	$208,080	20,974	(67,287)	(16,797)	(38,401)	49,114	(1,047)	1,360,405

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DSRG	DVSCS	CLVGT2	FHIB	FVU2	GVRUGM	RAF	RBF
Reinvested dividends	$15,415	6,054	-	33,177	19,496	238	3	-
Mortality and expense risk charges (note 2)	(17,942)	(8,016)	(28,858)	(6,961)	(9,714)	(4,513)	(4)	(14,557)

Net investment income (loss)	(2,527)	(1,962)	(28,858)	26,216	9,782	(4,275)	(1)	(14,557)

Realized gain (loss) on investments	41,066	3,377	11,085	(6,016)	780	-	(206)	(16,788)
Change in unrealized gain (loss) on investments	249,643	54,378	749,592	1,303	(14,521)	-	43	127,895

Net gain (loss) on investments	290,709	57,755	760,677	(4,713)	(13,741)	-	(163)	111,107

Reinvested capital gains	16,728	34,474	197,640	-	-	23	-	95,574

Net increase (decrease) in contract owners’ equity resulting from operations	$304,910	90,267	929,459	21,503	(3,959)	(4,252)	(164)	192,124

Investment Activity:	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF
Reinvested dividends	$319	1,104	2,063	-	1,034	159	484	-
Mortality and expense risk charges (note 2)	(412)	(940)	(2,804)	(196)	(1,181)	(251)	(648)	(2,488)

Net investment income (loss)	(93)	164	(741)	(196)	(147)	(92)	(164)	(2,488)

Realized gain (loss) on investments	(2,464)	(2,821)	5,160	549	(85,856)	(14,738)	1,458	25,788
Change in unrealized gain (loss) on investments	(2,187)	14,744	2,694	7,092	4,875	64	(4,620)	2,572

Net gain (loss) on investments	(4,651)	11,923	7,854	7,641	(80,981)	(14,674)	(3,162)	28,360

Reinvested capital gains	-	707	3,226	260	-	-	1,824	5,641

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,744)	12,794	10,339	7,705	(81,128)	(14,766)	(1,502)	31,513

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	-	297	541	-	2,419	-	8,280
Mortality and expense risk charges (note 2)	(540)	(1)	(191)	(623)	(116)	(3,365)	(1,027)	(11,801)

Net investment income (loss)	(540)	(1)	106	(82)	(116)	(946)	(1,027)	(3,521)

Realized gain (loss) on investments	7,080	(3)	(1,986)	(1,008)	(303)	(36,585)	19,992	56,532
Change in unrealized gain (loss) on investments	16,351	(12)	1,349	21,142	1,998	38,685	(4,116)	(17,510)

Net gain (loss) on investments	23,431	(15)	(637)	20,134	1,695	2,100	15,876	39,022

Reinvested capital gains	462	-	-	-	407	9,018	2,833	97,131

Net increase (decrease) in contract owners’ equity resulting from operations	$23,353	(16)	(531)	20,052	1,986	10,172	17,682	132,632

Investment Activity:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$5,938	20,108	4,485	-	725	-	398	7,582
Mortality and expense risk charges (note 2)	(25,640)	(4,423)	(1,888)	(267)	(1,039)	(3,606)	(688)	(16,175)

Net investment income (loss)	(19,702)	15,685	2,597	(267)	(314)	(3,606)	(290)	(8,593)

Realized gain (loss) on investments	165,211	41,383	(12,599)	3,620	(2,698)	32,850	2,249	21,797
Change in unrealized gain (loss) on investments	374,654	42,309	(9,011)	4,412	5,550	76,193	732	30,683

Net gain (loss) on investments	539,865	83,692	(21,610)	8,032	2,852	109,043	2,981	52,480

Reinvested capital gains	236,939	-	4,156	-	-	6,471	-	182,052

Net increase (decrease) in contract owners’ equity resulting from operations	$757,102	99,377	(14,857)	7,765	2,538	111,908	2,691	225,939

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RTRF	RUF	RUGB	RUTL	RVF	RVIDD	RVISC	RVLCG
Reinvested dividends	$62	2,591	257	4,952	4,658	1	-	-
Mortality and expense risk charges (note 2)	(475)	(2,418)	(2,767)	(3,570)	(24,397)	(1)	-	(5,199)

Net investment income (loss)	(413)	173	(2,510)	1,382	(19,739)	-	-	(5,199)

Realized gain (loss) on investments	4,134	(115,037)	73,310	6,753	393,189	(122)	-	57,330
Change in unrealized gain (loss) on investments	10,388	(3,767)	8,956	(34,439)	318,578	70	(17)	(41,193)

Net gain (loss) on investments	14,522	(118,804)	82,266	(27,686)	711,767	(52)	(17)	16,137

Reinvested capital gains	1,180	-	-	4,370	335,513	-	-	80,794

Net increase (decrease) in contract owners’ equity resulting from operations	$15,289	(118,631)	79,756	(21,934)	1,027,541	(52)	(17)	91,732

Investment Activity:	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	AVBV2	AVGI
Reinvested dividends	$3,378	610	-	680	-	-	145	8,930
Mortality and expense risk charges (note 2)	(2,416)	(1,347)	(3,469)	(2,062)	(1,416)	(1,684)	(2,073)	(8,406)

Net investment income (loss)	962	(737)	(3,469)	(1,382)	(1,416)	(1,684)	(1,928)	524

Realized gain (loss) on investments	(68,420)	(1,067)	7,126	(47,194)	(11,166)	(24,632)	(10,440)	29,210
Change in unrealized gain (loss) on investments	8,486	(42,533)	60,331	46,707	9,717	10,394	10,197	(103,162)

Net gain (loss) on investments	(59,934)	(43,600)	67,457	(487)	(1,449)	(14,238)	(243)	(73,952)

Reinvested capital gains	12,982	8,860	11,315	6,240	4,857	-	7,475	154,049

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,990)	(35,477)	75,303	4,371	1,992	(15,922)	5,304	80,621

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AVHY1	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE	IVT	JAEI
Reinvested dividends	$57,822	10,555	18,042	1,478	1,318	23,120	-	6,682
Mortality and expense risk charges (note 2)	(12,418)	(4,652)	(81,368)	(5,802)	(3,451)	(6,240)	(1,130)	(116,275)

Net investment income (loss)	45,404	5,903	(63,326)	(4,324)	(2,133)	16,880	(1,130)	(109,593)

Realized gain (loss) on investments	(33,524)	(721)	-	(16,120)	(8,554)	10,030	1,430	1,089,915
Change in unrealized gain (loss) on investments	(5,918)	(19,753)	-	68,394	(20,194)	(133,894)	25,540	(1,917)

Net gain (loss) on investments	(39,442)	(20,474)	-	52,274	(28,748)	(123,864)	26,970	1,087,998

Reinvested capital gains	-	8,778	-	11,254	57,005	12,913	8,791	664,167

Net increase (decrease) in contract owners’ equity resulting from operations	$5,962	(5,793)	(63,326)	59,204	26,124	(94,071)	34,631	1,642,572

Investment Activity:	JAGRIN	JAIG	JARIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII
Reinvested dividends	$35,487	6,177	33,426	8,479	7,963	1,958	1,914	4,058
Mortality and expense risk charges (note 2)	(61,453)	(5,881)	(102,055)	(4,122)	(4,451)	(12,971)	(2,910)	(3,751)

Net investment income (loss)	(25,966)	296	(68,629)	4,357	3,512	(11,013)	(996)	307

Realized gain (loss) on investments	388,678	(15,686)	648,929	(5,276)	(20,441)	(13,954)	985	17,731
Change in unrealized gain (loss) on investments	257,038	66,805	1,069,212	(16,954)	30,424	15,047	15,039	(6,155)

Net gain (loss) on investments	645,716	51,119	1,718,141	(22,230)	9,983	1,093	16,024	11,576

Reinvested capital gains	261,519	-	663,444	-	11,668	74,834	22,527	2,598

Net increase (decrease) in contract owners’ equity resulting from operations	$881,269	51,415	2,312,956	(17,873)	25,163	64,914	37,555	14,481

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LVCLGI	SBVHY	LOVCDG	LOVGI	AMCG	AMRI	AMSRS	AMTB
Reinvested dividends	$205	74	1,631	41,546	-	13,819	5,986	26,859
Mortality and expense risk charges (note 2)	(14,169)	(62)	(2,164)	(30,912)	(5,375)	(14,203)	(12,309)	(14,055)

Net investment income (loss)	(13,964)	12	(533)	10,634	(5,375)	(384)	(6,323)	12,804

Realized gain (loss) on investments	61,099	(6,435)	9,311	182,250	14,848	(4,835)	(2,811)	(2,097)
Change in unrealized gain (loss) on investments	205,475	7,231	7,135	(173,752)	118,658	(48,358)	139,378	13,820

Net gain (loss) on investments	266,574	796	16,446	8,498	133,506	(53,193)	136,567	11,723

Reinvested capital gains	45,347	-	3,099	-	22,447	-	41,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	$297,957	808	19,012	19,132	150,578	(53,577)	171,365	24,527

Investment Activity:	NOVPDI	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVRRA
Reinvested dividends	$112,168	4,028	18,624	745	1,004	6,963	584	17,344
Mortality and expense risk charges (note 2)	(25,150)	(28,613)	(4,653)	(202)	(211)	(3,511)	(151)	(15,269)

Net investment income (loss)	87,018	(24,585)	13,971	543	793	3,452	433	2,075

Realized gain (loss) on investments	(107,951)	63,598	(1,757)	(550)	49	(4,392)	(29)	(6,192)
Change in unrealized gain (loss) on investments	(183,096)	(333,246)	10,216	761	(143)	22,901	122	125,323

Net gain (loss) on investments	(291,047)	(269,648)	8,459	211	(94)	18,509	93	119,131

Reinvested capital gains	-	196,518	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(204,029)	(97,715)	22,430	754	699	21,961	526	121,206

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM
Reinvested dividends	$968	74,159	16,807	-	5,679	10,318	19,500	25,969
Mortality and expense risk charges (note 2)	(193)	(43,908)	(17,234)	(3,844)	(7,003)	(5,093)	(3,599)	(15,761)

Net investment income (loss)	775	30,251	(427)	(3,844)	(1,324)	5,225	15,901	10,208

Realized gain (loss) on investments	(11,373)	42,621	(90)	(34,054)	(36,289)	(16,499)	(2,859)	10,102
Change in unrealized gain (loss) on investments	10,142	118,632	14,739	91,453	(33,965)	(30,665)	(3,206)	142,325

Net gain (loss) on investments	(1,231)	161,253	14,649	57,399	(70,254)	(47,164)	(6,065)	152,427

Reinvested capital gains	-	38,643	-	4,647	10,335	2,787	-	39,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(456)	230,147	14,222	58,202	(61,243)	(39,152)	9,836	201,640

Investment Activity:	VWHA	SVDF	SVOF	DVIV
Reinvested dividends	$2,217	-	11,572	31,218
Mortality and expense risk charges (note 2)	(2,953)	(56,840)	(33,082)	(3,483)

Net investment income (loss)	(736)	(56,840)	(21,510)	27,735

Realized gain (loss) on investments	(41,763)	212,042	91,441	(124,535)
Change in unrealized gain (loss) on investments	80,870	1,755,499	239,308	(125,185)

Net gain (loss) on investments	39,107	1,967,541	330,749	(249,720)

Reinvested capital gains	-	399,853	200,062	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,371	2,310,554	509,301	(221,985)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		AASCO		ALCAI2		ALCGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(364,216)	(333,946)	(3,258)	(18,761)	(130,729)	(125,215)	(58,640)	(61,036)
Realized gain (loss) on investments	5,241,128	5,144,387	30,006	(11,679)	730,158	695,182	455,415	493,464
Change in unrealized gain (loss) on investments	10,422,417	14,830,169	718,859	313,061	1,439,713	987,572	1,550,399	566,861
Reinvested capital gains	8,169,526	7,226,261	117,174	76,038	1,497,895	1,137,162	892,867	89,818

Net increase (decrease) in contract owners’ equity resulting from operations	23,468,855	26,866,871	862,781	358,659	3,537,037	2,694,701	2,840,041	1,089,107

Equity transactions:
Purchase payments received from contract owners (note 4)	1,320,572	784,262	854	1,232	113,806	45,758	77,730	39,160
Transfers between funds	(215,136)	99,751	(36,576)	(19,863)	(556,345)	29,647	(155,783)	44,331
Redemptions (notes 2, 3, and 4)	(15,156,858)	(13,941,851)	(162,987)	(267,332)	(1,824,614)	(1,038,811)	(537,585)	(779,500)
Adjustments to maintain reserves	2,964	(158)	12	(2)	205	(19)	128	(7)

Net equity transactions	(14,048,458)	(13,057,996)	(198,697)	(285,965)	(2,266,948)	(963,425)	(615,510)	(696,016)

Net change in contract owners’ equity	9,420,397	13,808,875	664,084	72,694	1,270,089	1,731,276	2,224,531	393,091
Contract owners’ equity at beginning of period	129,609,889	115,801,014	1,427,959	1,355,265	10,428,563	8,697,287	4,799,917	4,406,826

Contract owners’ equity at end of period	$139,030,286	129,609,889	2,092,043	1,427,959	11,698,652	10,428,563	7,024,448	4,799,917

CHANGE IN UNITS:
Beginning units	4,818,394	5,333,907	46,826	56,625	149,671	164,260	137,451	158,416
Units purchased	1,812,096	1,152,418	1,914	4,877	15,480	13,505	17,277	26,091
Units redeemed	(2,217,529)	(1,667,931)	(7,078)	(14,676)	(44,918)	(28,094)	(32,481)	(47,056)

Ending units	4,412,961	4,818,394	41,662	46,826	120,233	149,671	122,247	137,451

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMGI2		ALVGIA		ACVB		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(42,190)	(40,336)	1,056	(43)	(1,070)	6,092	(6,386)	(3,064)
Realized gain (loss) on investments	362,780	277,270	(11,428)	8,907	21,913	7,764	16,835	5,200
Change in unrealized gain (loss) on investments	900,283	190,588	2,307	23,709	155,456	278,221	181,397	161,339
Reinvested capital gains	482,574	343,454	14,985	34,157	70,859	44,338	12,552	48,469

Net increase (decrease) in contract owners’ equity resulting from operations	1,703,447	770,976	6,920	66,730	247,158	336,415	204,398	211,944

Equity transactions:
Purchase payments received from contract owners (note 4)	3,447	8,184	-	(27)	-	(298)	4,643	7,525
Transfers between funds	(144,654)	(12,326)	38,554	(28,061)	275,281	236,942	(52,840)	(60,565)
Redemptions (notes 2, 3, and 4)	(227,337)	(325,448)	(18,302)	(52,473)	(326,699)	(209,093)	(47,481)	(167,648)
Adjustments to maintain reserves	43	(3)	-	-	37	(2)	28	(2)

Net equity transactions	(368,501)	(329,593)	20,252	(80,561)	(51,381)	27,549	(95,650)	(220,690)

Net change in contract owners’ equity	1,334,946	441,383	27,172	(13,831)	195,777	363,964	108,748	(8,746)
Contract owners’ equity at beginning of period	3,167,259	2,725,876	310,964	324,795	2,204,279	1,840,315	850,343	859,089

Contract owners’ equity at end of period	$4,502,205	3,167,259	338,136	310,964	2,400,056	2,204,279	959,091	850,343

CHANGE IN UNITS:
Beginning units	74,604	82,388	11,154	14,221	103,582	102,104	40,022	51,153
Units purchased	6,361	3,568	3,377	1,069	20,636	14,416	4,054	5,062
Units redeemed	(15,575)	(11,352)	(2,545)	(4,136)	(22,477)	(12,938)	(7,674)	(16,193)

Ending units	65,390	74,604	11,986	11,154	101,741	103,582	36,402	40,022

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG		ACVIP2		ACVV		PIHYB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,030	17,806	255	3,230	26,578	27,922	1,849	3,867
Realized gain (loss) on investments	114,634	97,271	(1,807)	(3,796)	167,379	331,605	(20,363)	(484)
Change in unrealized gain (loss) on investments	(21,579)	132,716	22,526	20,429	(331,644)	192,943	1,717	10,221
Reinvested capital gains	100,995	189,565	-	-	70,400	194,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	208,080	437,358	20,974	19,863	(67,287)	747,297	(16,797)	13,604

Equity transactions:
Purchase payments received from contract owners (note 4)	(58,269)	56,871	458	368	2,448	5,520	-	-
Transfers between funds	(71,017)	(28,750)	(43,167)	2,640	(132,416)	3,202	(74,153)	-
Redemptions (notes 2, 3, and 4)	(210,913)	(284,761)	(14,584)	(12,563)	(252,780)	(595,319)	(770)	(2,895)
Adjustments to maintain reserves	53	(2)	2	1	94	(4)	(14)	-

Net equity transactions	(340,146)	(256,642)	(57,291)	(9,554)	(382,654)	(586,601)	(74,937)	(2,895)

Net change in contract owners’ equity	(132,066)	180,716	(36,317)	10,309	(449,941)	160,696	(91,734)	10,709
Contract owners’ equity at beginning of period	2,225,603	2,044,887	325,452	315,143	3,259,054	3,098,358	118,303	107,594

Contract owners’ equity at end of period	$2,093,537	2,225,603	289,135	325,452	2,809,113	3,259,054	26,569	118,303

CHANGE IN UNITS:
Beginning units	75,179	84,343	23,441	24,351	85,730	101,995	6,186	6,334
Units purchased	5,123	6,229	4,343	4,386	3,526	12,780	-	-
Units redeemed	(16,097)	(15,393)	(8,488)	(5,296)	(14,971)	(29,045)	(4,803)	(148)

Ending units	64,205	75,179	19,296	23,441	74,285	85,730	1,383	6,186

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PIVEI2		PIVF2		PIVMV2		DSIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,789	11,845	(1,605)	(1,134)	(234)	(178)	26,797	40,188
Realized gain (loss) on investments	(219,785)	(34,861)	(8,924)	(32,360)	(5,184)	(2,667)	734,347	1,042,046
Change in unrealized gain (loss) on investments	137,446	(186,530)	41,446	53,948	1,315	20,648	72,001	734,432
Reinvested capital gains	34,149	433,790	18,197	38,845	3,056	7,125	527,260	463,773

Net increase (decrease) in contract owners’ equity resulting from operations	(38,401)	224,244	49,114	59,299	(1,047)	24,928	1,360,405	2,280,439

Equity transactions:
Purchase payments received from contract owners (note 4)	732	2,002	2,930	400	-	-	203,181	40,904
Transfers between funds	(47,759)	(36,900)	(4,597)	17,171	23,722	745	90,220	(53,332)
Redemptions (notes 2, 3, and 4)	(97,709)	(116,328)	(28,778)	(83,859)	(3,398)	(13,977)	(1,119,175)	(1,339,444)
Adjustments to maintain reserves	40	-	12	(1)	(2)	(1)	222	(12)

Net equity transactions	(144,696)	(151,226)	(30,433)	(66,289)	20,322	(13,233)	(825,552)	(1,351,884)

Net change in contract owners’ equity	(183,097)	73,018	18,681	(6,990)	19,275	11,695	534,853	928,555
Contract owners’ equity at beginning of period	1,077,138	1,004,120	218,223	225,213	108,065	96,370	9,084,177	8,155,622

Contract owners’ equity at end of period	$894,041	1,077,138	236,904	218,223	127,340	108,065	9,619,030	9,084,177

CHANGE IN UNITS:
Beginning units	39,229	45,115	9,011	12,004	5,202	5,853	271,267	314,728
Units purchased	3,891	1,156	1,715	1,179	1,721	125	44,535	18,096
Units redeemed	(9,980)	(7,042)	(2,715)	(4,172)	(815)	(776)	(68,718)	(61,557)

Ending units	33,140	39,229	8,011	9,011	6,108	5,202	247,084	271,267

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSRG		DVSCS		CLVGT2		FHIB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,527)	3,457	(1,962)	(2,997)	(28,858)	(24,311)	26,216	30,195
Realized gain (loss) on investments	41,066	129,205	3,377	12,898	11,085	29,872	(6,016)	(5,919)
Change in unrealized gain (loss) on investments	249,643	230,908	54,378	71,238	749,592	467,715	1,303	53,769
Reinvested capital gains	16,728	48,636	34,474	56,343	197,640	316,360	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	304,910	412,206	90,267	137,482	929,459	789,636	21,503	78,045

Equity transactions:
Purchase payments received from contract owners (note 4)	74,617	8,074	761	754	50,887	10,520	-	-
Transfers between funds	(121,713)	(73,229)	113,509	(48,938)	(18,627)	24,214	(425)	(25,713)
Redemptions (notes 2, 3, and 4)	(169,976)	(188,786)	(56,290)	(57,079)	(170,364)	(161,247)	(71,364)	(88,217)
Adjustments to maintain reserves	73	(2)	4	(2)	22	(5)	11	2

Net equity transactions	(216,999)	(253,943)	57,984	(105,265)	(138,082)	(126,518)	(71,778)	(113,928)

Net change in contract owners’ equity	87,911	158,263	148,251	32,217	791,377	663,118	(50,275)	(35,883)
Contract owners’ equity at beginning of period	1,510,376	1,352,113	734,837	702,620	2,230,429	1,567,311	611,240	647,123

Contract owners’ equity at end of period	$1,598,287	1,510,376	883,088	734,837	3,021,806	2,230,429	560,965	611,240

CHANGE IN UNITS:
Beginning units	58,279	69,055	23,954	27,575	90,172	96,733	24,045	28,725
Units purchased	6,737	3,455	8,334	3,393	6,972	19,767	1,117	350
Units redeemed	(14,588)	(14,231)	(5,876)	(7,014)	(12,089)	(26,328)	(3,947)	(5,030)

Ending units	50,428	58,279	26,412	23,954	85,055	90,172	21,215	24,045

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVU2		GVRUGM		RAF		RBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,782	7,912	(4,275)	(1,508)	(1)	(4)	(14,557)	(14,040)
Realized gain (loss) on investments	780	(7,439)	-	-	(206)	(194)	(16,788)	45,059
Change in unrealized gain (loss) on investments	(14,521)	147,042	-	-	43	13	127,895	167,111
Reinvested capital gains	-	-	23	-	-	-	95,574	29,423

Net increase (decrease) in contract owners’ equity resulting from operations	(3,959)	147,515	(4,252)	(1,508)	(164)	(185)	192,124	227,553

Equity transactions:
Purchase payments received from contract owners (note 4)	14	7,048	(7,495)	7,516	-	-	105	300
Transfers between funds	12,960	(35,093)	-	(1,507)	-	-	(172,371)	19,674
Redemptions (notes 2, 3, and 4)	(79,660)	(133,804)	(20,141)	(25,322)	(24)	(42)	(29,159)	(65,771)
Adjustments to maintain reserves	10	-	7	-	2	-	67	(4)

Net equity transactions	(66,676)	(161,849)	(27,629)	(19,313)	(22)	(42)	(201,358)	(45,801)

Net change in contract owners’ equity	(70,635)	(14,334)	(31,881)	(20,821)	(186)	(227)	(9,234)	181,752
Contract owners’ equity at beginning of period	846,953	861,287	381,789	402,610	419	646	1,183,931	1,002,179

Contract owners’ equity at end of period	$776,318	846,953	349,908	381,789	233	419	1,174,697	1,183,931

CHANGE IN UNITS:
Beginning units	43,697	52,630	43,230	45,299	555	605	31,388	32,631
Units purchased	5,150	6,138	84	1,663	-	-	8,165	9,787
Units redeemed	(8,564)	(15,071)	(3,123)	(3,732)	(51)	(50)	(13,493)	(11,030)

Ending units	40,283	43,697	40,191	43,230	504	555	26,060	31,388

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RBKF		RBMF		RCPF		RELF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(93)	(196)	164	(1,026)	(741)	(648)	(196)	(145)
Realized gain (loss) on investments	(2,464)	3,270	(2,821)	(52)	5,160	(683)	549	398
Change in unrealized gain (loss) on investments	(2,187)	9,313	14,744	10,995	2,694	39,529	7,092	4,639
Reinvested capital gains	-	-	707	4,004	3,226	523	260	150

Net increase (decrease) in contract owners’ equity resulting from operations	(4,744)	12,387	12,794	13,921	10,339	38,721	7,705	5,042

Equity transactions:
Purchase payments received from contract owners (note 4)	-	120	-	-	-	-	-	-
Transfers between funds	2,252	(10,188)	(19,008)	4,617	(18,825)	39,677	(206)	535
Redemptions (notes 2, 3, and 4)	(244)	(8,409)	(12,754)	(2,853)	(19,084)	(8,985)	(74)	(546)
Adjustments to maintain reserves	1	1	(50)	1	(6)	(2)	9	(1)

Net equity transactions	2,009	(18,476)	(31,812)	1,765	(37,915)	30,690	(271)	(12)

Net change in contract owners’ equity	(2,735)	(6,089)	(19,018)	15,686	(27,576)	69,411	7,434	5,030
Contract owners’ equity at beginning of period	43,343	49,432	90,899	75,213	249,977	180,566	13,925	8,895

Contract owners’ equity at end of period	$40,608	43,343	71,881	90,899	222,401	249,977	21,359	13,925

CHANGE IN UNITS:
Beginning units	5,029	7,254	4,107	4,065	8,912	7,758	597	598
Units purchased	5,605	18,836	869	1,643	1,904	5,371	24	509
Units redeemed	(5,409)	(21,061)	(2,223)	(1,601)	(3,334)	(4,217)	(25)	(510)

Ending units	5,225	5,029	2,753	4,107	7,482	8,912	596	597

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RENF		RESF		RFSF		RHCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(147)	(2,293)	(92)	(547)	(164)	(350)	(2,488)	(3,096)
Realized gain (loss) on investments	(85,856)	(12,105)	(14,738)	(21,021)	1,458	(80)	25,788	5,528
Change in unrealized gain (loss) on investments	4,875	27,372	64	21,574	(4,620)	14,296	2,572	40,302
Reinvested capital gains	-	-	-	-	1,824	2,240	5,641	4,515

Net increase (decrease) in contract owners’ equity resulting from operations	(81,128)	12,974	(14,766)	6	(1,502)	16,106	31,513	47,249

Equity transactions:
Purchase payments received from contract owners (note 4)	9,600	13,617	-	60	325	500	458	600
Transfers between funds	(19,442)	(53,790)	2,670	(4,702)	(97,884)	69,606	(125,709)	41,098
Redemptions (notes 2, 3, and 4)	(20,456)	(14,215)	(2,859)	(5,991)	(1,861)	(3,954)	(31,230)	(31,595)
Adjustments to maintain reserves	7	-	40	-	8	1	(10)	(2)

Net equity transactions	(30,291)	(54,388)	(149)	(10,633)	(99,412)	66,153	(156,491)	10,101

Net change in contract owners’ equity	(111,419)	(41,414)	(14,915)	(10,627)	(100,914)	82,259	(124,978)	57,350
Contract owners’ equity at beginning of period	190,316	231,730	38,246	48,873	151,333	69,074	316,199	258,849

Contract owners’ equity at end of period	$78,897	190,316	23,331	38,246	50,419	151,333	191,221	316,199

CHANGE IN UNITS:
Beginning units	16,033	20,541	6,766	8,511	10,855	6,251	10,138	10,021
Units purchased	2,479	1,369	14,580	35,494	542	6,549	927	4,955
Units redeemed	(8,262)	(5,877)	(14,660)	(37,239)	(7,722)	(1,945)	(5,821)	(4,838)

Ending units	10,250	16,033	6,686	6,766	3,675	10,855	5,244	10,138

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RINF		RJNF		RLCE		RLCJ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(540)	(283)	(1)	(1)	106	(43)	(82)	114
Realized gain (loss) on investments	7,080	3,165	(3)	(45)	(1,986)	3,509	(1,008)	(660)
Change in unrealized gain (loss) on investments	16,351	1,416	(12)	34	1,349	1,022	21,142	15,757
Reinvested capital gains	462	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,353	4,298	(16)	(12)	(531)	4,488	20,052	15,211

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	89,013	3,970	-	-	(1,607)	745	(2,511)	-
Redemptions (notes 2, 3, and 4)	(573)	(1,336)	(1)	(40)	(3,475)	(791)	(5,011)	(950)
Adjustments to maintain reserves	19	-	-	-	40	-	13	-

Net equity transactions	88,459	2,634	(1)	(40)	(5,042)	(46)	(7,509)	(950)

Net change in contract owners’ equity	111,812	6,932	(17)	(52)	(5,573)	4,442	12,543	14,261
Contract owners’ equity at beginning of period	24,674	17,742	70	122	21,817	17,375	55,192	40,931

Contract owners’ equity at end of period	$136,486	24,674	53	70	16,244	21,817	67,735	55,192

CHANGE IN UNITS:
Beginning units	695	618	32	47	2,013	2,028	2,786	2,830
Units purchased	3,625	7,470	-	-	6,572	17,502	-	-
Units redeemed	(1,883)	(7,393)	(1)	(15)	(7,067)	(17,517)	(315)	(44)

Ending units	2,437	695	31	32	1,518	2,013	2,471	2,786

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLF		RMED		RMEK		RNF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(116)	(200)	(946)	(662)	(1,027)	(2,256)	(3,521)	(1,351)
Realized gain (loss) on investments	(303)	(26)	(36,585)	(68,765)	19,992	(34,958)	56,532	56,048
Change in unrealized gain (loss) on investments	1,998	5,276	38,685	167,922	(4,116)	80,667	(17,510)	290,006
Reinvested capital gains	407	91	9,018	-	2,833	-	97,131	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,986	5,141	10,172	98,495	17,682	43,453	132,632	344,703

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	414	-	-	-	-
Transfers between funds	(75)	(20,573)	(38,828)	(21,573)	(13,582)	(117,944)	(135,174)	104,979
Redemptions (notes 2, 3, and 4)	(83)	(202)	(5,067)	(4,806)	(4,297)	(5,342)	(69,449)	(122,882)
Adjustments to maintain reserves	10	(1)	22	1	(1)	3	49	(2)

Net equity transactions	(148)	(20,776)	(43,873)	(25,964)	(17,880)	(123,283)	(204,574)	(17,905)

Net change in contract owners’ equity	1,838	(15,635)	(33,701)	72,531	(198)	(79,830)	(71,942)	326,798
Contract owners’ equity at beginning of period	9,909	25,544	361,093	288,562	100,318	180,148	1,137,919	811,121

Contract owners’ equity at end of period	$11,747	9,909	327,392	361,093	100,120	100,318	1,065,977	1,137,919

CHANGE IN UNITS:
Beginning units	366	1,202	6,385	6,841	2,229	5,320	32,267	32,863
Units purchased	302	-	614	1,583	6,412	7,020	64	4,083
Units redeemed	(304)	(836)	(1,690)	(2,039)	(6,758)	(10,111)	(6,768)	(4,679)

Ending units	364	366	5,309	6,385	1,883	2,229	25,563	32,267

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROF		RPMF		RREF		RRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(19,702)	(18,763)	15,685	(2,312)	2,597	1,358	(267)	(218)
Realized gain (loss) on investments	165,211	118,558	41,383	35,632	(12,599)	11,645	3,620	541
Change in unrealized gain (loss) on investments	374,654	354,188	42,309	36,421	(9,011)	15,149	4,412	3,134
Reinvested capital gains	236,939	38,873	-	-	4,156	1,749	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	757,102	492,856	99,377	69,741	(14,857)	29,901	7,765	3,457

Equity transactions:
Purchase payments received from contract owners (note 4)	945	3,070	7,780	100	254	1,509	-	-
Transfers between funds	27,974	16,104	40,114	127,505	44,257	48,119	1,104	10
Redemptions (notes 2, 3, and 4)	(87,046)	(104,613)	(147,961)	(6,259)	(5,798)	(11,957)	(113)	(103)
Adjustments to maintain reserves	79	(3)	(37)	(1)	(21)	1	(2)	-

Net equity transactions	(58,048)	(85,442)	(100,104)	121,345	38,692	37,672	989	(93)

Net change in contract owners’ equity	699,054	407,414	(727)	191,086	23,835	67,573	8,754	3,364
Contract owners’ equity at beginning of period	1,834,841	1,427,427	317,629	126,543	173,711	106,138	18,517	15,153

Contract owners’ equity at end of period	$2,533,895	1,834,841	316,902	317,629	197,546	173,711	27,271	18,517

CHANGE IN UNITS:
Beginning units	32,167	33,739	30,506	18,222	7,753	5,807	719	721
Units purchased	7,499	8,839	49,509	44,534	6,793	12,111	526	98
Units redeemed	(8,559)	(10,411)	(57,010)	(32,250)	(5,043)	(10,165)	(497)	(100)

Ending units	31,107	32,167	23,005	30,506	9,503	7,753	748	719

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RSRF		RTEC		RTEL		RTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(314)	(651)	(3,606)	(2,762)	(290)	(890)	(8,593)	(14,801)
Realized gain (loss) on investments	(2,698)	(4,901)	32,850	17,351	2,249	196	21,797	64,185
Change in unrealized gain (loss) on investments	5,550	8,720	76,193	45,778	732	7,850	30,683	490,153
Reinvested capital gains	-	-	6,471	7,413	-	-	182,052	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,538	3,168	111,908	67,780	2,691	7,156	225,939	539,537

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,009	10,041	500	-	-	-	414
Transfers between funds	(8,896)	(17,975)	(3,626)	44,195	(33,636)	15,217	(4,934)	49,148
Redemptions (notes 2, 3, and 4)	(5,568)	(3,927)	(17,891)	(10,479)	(1,141)	(1,273)	(29,944)	(9,680)
Adjustments to maintain reserves	(5)	-	18	-	(2)	(1)	7	(3)

Net equity transactions	(14,469)	(20,893)	(11,458)	34,216	(34,779)	13,943	(34,871)	39,879

Net change in contract owners’ equity	(11,931)	(17,725)	100,450	101,996	(32,088)	21,099	191,068	579,416
Contract owners’ equity at beginning of period	93,406	111,131	273,531	171,535	78,411	57,312	1,465,719	886,303

Contract owners’ equity at end of period	$81,475	93,406	373,981	273,531	46,323	78,411	1,656,787	1,465,719

CHANGE IN UNITS:
Beginning units	5,138	6,356	9,086	7,844	6,281	5,120	34,062	32,975
Units purchased	525	328	3,519	3,103	167	1,271	464	4,580
Units redeemed	(1,327)	(1,546)	(4,156)	(1,861)	(3,008)	(110)	(1,432)	(3,493)

Ending units	4,336	5,138	8,449	9,086	3,440	6,281	33,094	34,062

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTRF		RUF		RUGB		RUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(413)	(642)	173	(13)	(2,510)	(110)	1,382	(3,282)
Realized gain (loss) on investments	4,134	117	(115,037)	(3,680)	73,310	32,888	6,753	28,780
Change in unrealized gain (loss) on investments	10,388	9,933	(3,767)	(699)	8,956	(14,001)	(34,439)	26,664
Reinvested capital gains	1,180	21	-	-	-	-	4,370	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,289	9,429	(118,631)	(4,392)	79,756	18,777	(21,934)	52,162

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	183	-	-	-
Transfers between funds	(15,447)	-	137,228	(5,581)	(16,763)	(11,588)	9,856	(48,561)
Redemptions (notes 2, 3, and 4)	(260)	(1,277)	(1,702)	(153)	(6,953)	(6,238)	(11,184)	(9,749)
Adjustments to maintain reserves	-	-	32	-	(7)	-	16	(1)

Net equity transactions	(15,707)	(1,277)	135,558	(5,734)	(23,540)	(17,826)	(1,312)	(58,311)

Net change in contract owners’ equity	(418)	8,152	16,927	(10,126)	56,216	951	(23,246)	(6,149)
Contract owners’ equity at beginning of period	53,987	45,835	14,715	24,841	145,012	144,061	323,195	329,344

Contract owners’ equity at end of period	$53,569	53,987	31,642	14,715	201,228	145,012	299,949	323,195

CHANGE IN UNITS:
Beginning units	2,015	2,060	12,543	16,080	7,558	8,638	11,085	13,243
Units purchased	261	-	663,169	138,471	25,257	17,826	2,907	8,163
Units redeemed	(833)	(45)	(639,195)	(142,008)	(24,086)	(18,906)	(2,984)	(10,321)

Ending units	1,443	2,015	36,517	12,543	8,729	7,558	11,008	11,085

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVF		RVIDD		RVISC		RVLCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(19,739)	(17,445)	-	(2)	-	(1)	(5,199)	(7,846)
Realized gain (loss) on investments	393,189	655	(122)	(5,594)	-	-	57,330	19,353
Change in unrealized gain (loss) on investments	318,578	882,023	70	5,463	(17)	(14)	(41,193)	114,124
Reinvested capital gains	335,513	-	-	-	-	-	80,794	13,271

Net increase (decrease) in contract owners’ equity resulting from operations	1,027,541	865,233	(52)	(133)	(17)	(15)	91,732	138,902

Equity transactions:
Purchase payments received from contract owners (note 4)	367	12,132	-	-	-	-	15,560	600
Transfers between funds	(83,659)	(119,627)	-	-	-	-	(197,488)	(1,468)
Redemptions (notes 2, 3, and 4)	(214,709)	(86,577)	(4)	(609)	-	-	(97,200)	(72,379)
Adjustments to maintain reserves	26	(6)	(1)	-	-	-	25	(1)

Net equity transactions	(297,975)	(194,078)	(5)	(609)	-	-	(279,103)	(73,248)

Net change in contract owners’ equity	729,566	671,155	(57)	(742)	(17)	(15)	(187,371)	65,654
Contract owners’ equity at beginning of period	1,870,077	1,198,922	114	856	53	68	639,962	574,308

Contract owners’ equity at end of period	$2,599,643	1,870,077	57	114	36	53	452,591	639,962

CHANGE IN UNITS:
Beginning units	15,737	17,941	569	2,691	49	49	22,129	24,767
Units purchased	8,041	13,854	-	-	-	-	2,334	2,776
Units redeemed	(11,894)	(16,058)	(40)	(2,122)	-	-	(11,986)	(5,414)

Ending units	11,884	15,737	529	569	49	49	12,477	22,129

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVLCV		RVLDD		RVMCG		RVMCV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$962	(1,476)	(737)	(974)	(3,469)	(3,448)	(1,382)	(2,774)
Realized gain (loss) on investments	(68,420)	(4,241)	(1,067)	1,318	7,126	1,777	(47,194)	(12,622)
Change in unrealized gain (loss) on investments	8,486	65,440	(42,533)	61,894	60,331	37,861	46,707	57,033
Reinvested capital gains	12,982	3,805	8,860	-	11,315	-	6,240	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,990)	63,528	(35,477)	62,238	75,303	36,190	4,371	41,637

Equity transactions:
Purchase payments received from contract owners (note 4)	15,500	420	-	-	7,760	240	7,760	240
Transfers between funds	(76,845)	6,995	(34,014)	-	(13,985)	13,809	(14,578)	(12,883)
Redemptions (notes 2, 3, and 4)	(16,581)	(62,525)	(18,821)	(1,647)	(7,694)	(32,373)	(4,018)	(19,752)
Adjustments to maintain reserves	(2)	(1)	(10)	(1)	22	-	4	(2)

Net equity transactions	(77,928)	(55,111)	(52,845)	(1,648)	(13,897)	(18,324)	(10,832)	(32,397)

Net change in contract owners’ equity	(123,918)	8,417	(88,322)	60,590	61,406	17,866	(6,461)	9,240
Contract owners’ equity at beginning of period	324,881	316,464	197,719	137,129	278,632	260,766	212,865	203,625

Contract owners’ equity at end of period	$200,963	324,881	109,397	197,719	340,038	278,632	206,404	212,865

CHANGE IN UNITS:
Beginning units	13,253	15,677	4,112	4,143	10,218	10,872	9,160	10,571
Units purchased	9,479	3,131	-	-	2,914	1,219	3,020	506
Units redeemed	(13,427)	(5,555)	(1,842)	(31)	(3,430)	(1,873)	(3,786)	(1,917)

Ending units	9,305	13,253	2,270	4,112	9,702	10,218	8,394	9,160

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCG		RVSCV		AVBV2		AVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,416)	(2,016)	(1,684)	(1,506)	(1,928)	(2,385)	524	(2,055)
Realized gain (loss) on investments	(11,166)	2,396	(24,632)	(1,941)	(10,440)	(3,272)	29,210	18,915
Change in unrealized gain (loss) on investments	9,717	16,422	10,394	32,054	10,197	10,850	(103,162)	68,062
Reinvested capital gains	4,857	-	-	-	7,475	40,895	154,049	81,473

Net increase (decrease) in contract owners’ equity resulting from operations	1,992	16,802	(15,922)	28,607	5,304	46,088	80,621	166,395

Equity transactions:
Purchase payments received from contract owners (note 4)	5,840	240	5,820	180	-	-	-	(181)
Transfers between funds	(25,731)	(10,193)	(5,487)	13,150	(5,493)	-	7,805	1,145
Redemptions (notes 2, 3, and 4)	(3,470)	(11,765)	(3,492)	(8,324)	(2,851)	(4,327)	(90,400)	(71,859)
Adjustments to maintain reserves	(9)	(1)	10	-	2	(1)	3	(1)

Net equity transactions	(23,370)	(21,719)	(3,149)	5,006	(8,342)	(4,328)	(82,592)	(70,896)

Net change in contract owners’ equity	(21,378)	(4,917)	(19,071)	33,613	(3,038)	41,760	(1,971)	95,499
Contract owners’ equity at beginning of period	156,057	160,974	184,151	150,538	204,698	162,938	726,385	630,886

Contract owners’ equity at end of period	$134,679	156,057	165,080	184,151	201,660	204,698	724,414	726,385

CHANGE IN UNITS:
Beginning units	5,855	6,697	10,255	9,965	9,393	9,584	34,773	38,369
Units purchased	852	170	2,890	1,255	-	-	1,582	2,272
Units redeemed	(2,276)	(1,012)	(3,221)	(965)	(475)	(191)	(5,435)	(5,868)

Ending units	4,431	5,855	9,924	10,255	8,918	9,393	30,920	34,773

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVHY1		IVDDI		IVGMMI		IVHS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$45,404	54,091	5,903	6,611	(63,326)	37,683	(4,324)	(5,158)
Realized gain (loss) on investments	(33,524)	(8,765)	(721)	4,721	-	-	(16,120)	(10,941)
Change in unrealized gain (loss) on investments	(5,918)	86,449	(19,753)	46,045	-	-	68,394	123,127
Reinvested capital gains	-	-	8,778	21,002	-	-	11,254	10,256

Net increase (decrease) in contract owners’ equity resulting from operations	5,962	131,775	(5,793)	78,379	(63,326)	37,683	59,204	117,284

Equity transactions:
Purchase payments received from contract owners (note 4)	592	3,637	100	300	209,501	44,008	58	545
Transfers between funds	16,540	34,635	(12,271)	19,500	1,256,772	176,560	5,431	696
Redemptions (notes 2, 3, and 4)	(101,942)	(101,745)	(31,962)	(29,648)	(1,009,603)	(710,491)	(52,039)	(29,190)
Adjustments to maintain reserves	21	2	15	-	85	1	25	-

Net equity transactions	(84,789)	(63,471)	(44,118)	(9,848)	456,755	(489,922)	(46,525)	(27,949)

Net change in contract owners’ equity	(78,827)	68,304	(49,911)	68,531	393,429	(452,239)	12,679	89,335
Contract owners’ equity at beginning of period	1,174,517	1,106,213	408,387	339,856	6,014,214	6,466,453	487,433	398,098

Contract owners’ equity at end of period	$1,095,690	1,174,517	358,476	408,387	6,407,643	6,014,214	500,112	487,433

CHANGE IN UNITS:
Beginning units	56,350	59,345	19,467	19,964	645,929	697,112	16,261	17,336
Units purchased	25,643	35,381	3,111	1,185	417,425	274,198	3,457	900
Units redeemed	(30,344)	(38,376)	(5,256)	(1,682)	(366,794)	(325,381)	(4,921)	(1,975)

Ending units	51,649	56,350	17,322	19,467	696,560	645,929	14,797	16,261

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVMCC2		IVRE		IVT		JAEI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,133)	(2,853)	16,880	24,933	(1,130)	(1,197)	(109,593)	(106,351)
Realized gain (loss) on investments	(8,554)	(10,490)	10,030	23,912	1,430	7,977	1,089,915	732,165
Change in unrealized gain (loss) on investments	(20,194)	41,415	(133,894)	87,868	25,540	13,784	(1,917)	1,616,115
Reinvested capital gains	57,005	29,570	12,913	873	8,791	7,951	664,167	588,258

Net increase (decrease) in contract owners’ equity resulting from operations	26,124	57,642	(94,071)	137,586	34,631	28,515	1,642,572	2,830,187

Equity transactions:
Purchase payments received from contract owners (note 4)	497	513	2,644	14,788	3	390	102,166	71,842
Transfers between funds	5,767	13,288	(37,654)	(20,822)	10,008	(17,942)	(191,612)	(30,768)
Redemptions (notes 2, 3, and 4)	(15,426)	(39,706)	(144,975)	(38,175)	(3,141)	(33,099)	(1,290,370)	(1,145,963)
Adjustments to maintain reserves	(12)	2	(11)	(1)	7	(1)	247	(10)

Net equity transactions	(9,174)	(25,903)	(179,996)	(44,210)	6,877	(50,652)	(1,379,569)	(1,104,899)

Net change in contract owners’ equity	16,950	31,739	(274,067)	93,376	41,508	(22,137)	263,003	1,725,288
Contract owners’ equity at beginning of period	291,798	260,059	742,298	648,922	74,914	97,051	10,368,362	8,643,074

Contract owners’ equity at end of period	$308,748	291,798	468,231	742,298	116,422	74,914	10,631,365	10,368,362

CHANGE IN UNITS:
Beginning units	10,006	10,984	19,341	20,487	4,523	7,843	179,863	200,115
Units purchased	1,457	628	428	2,567	713	1,984	16,544	10,218
Units redeemed	(1,598)	(1,606)	(5,645)	(3,713)	(353)	(5,304)	(39,710)	(30,470)

Ending units	9,865	10,006	14,124	19,341	4,883	4,523	156,697	179,863

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAGRIN		JAIG		JARIN		LZREMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25,966)	(12,863)	296	3,440	(68,629)	(59,982)	4,357	(1,580)
Realized gain (loss) on investments	388,678	298,713	(15,686)	(28,183)	648,929	325,907	(5,276)	2,991
Change in unrealized gain (loss) on investments	257,038	617,920	66,805	147,577	1,069,212	1,100,095	(16,954)	61,514
Reinvested capital gains	261,519	307,348	-	-	663,444	780,117	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	881,269	1,211,118	51,415	122,834	2,312,956	2,146,137	(17,873)	62,925

Equity transactions:
Purchase payments received from contract owners (note 4)	86,397	85,864	208	1,507	118,756	37,052	513	492
Transfers between funds	(133,825)	(1,947)	(32,145)	(7,140)	(287,162)	(86,890)	7,123	2,513
Redemptions (notes 2, 3, and 4)	(587,664)	(584,631)	(59,108)	(55,144)	(789,733)	(767,906)	(38,826)	(29,506)
Adjustments to maintain reserves	130	(8)	(21)	(2)	130	(17)	(56)	(1)

Net equity transactions	(634,962)	(500,722)	(91,066)	(60,779)	(958,009)	(817,761)	(31,246)	(26,502)

Net change in contract owners’ equity	246,307	710,396	(39,651)	62,055	1,354,947	1,328,376	(49,119)	36,423
Contract owners’ equity at beginning of period	5,292,449	4,582,053	564,177	502,122	7,932,887	6,604,511	428,485	392,062

Contract owners’ equity at end of period	$5,538,756	5,292,449	524,526	564,177	9,287,834	7,932,887	379,366	428,485

CHANGE IN UNITS:
Beginning units	219,010	241,039	16,330	18,186	242,541	269,580	14,403	15,338
Units purchased	23,988	16,800	3,566	1,007	16,397	13,933	1,384	1,864
Units redeemed	(49,208)	(38,829)	(6,644)	(2,863)	(42,129)	(40,972)	(2,675)	(2,799)

Ending units	193,790	219,010	13,252	16,330	216,809	242,541	13,112	14,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,512	(3,637)	(11,013)	(15,625)	(996)	(2,263)	307	1,203
Realized gain (loss) on investments	(20,441)	(14,799)	(13,954)	4,121	985	(30,374)	17,731	6,582
Change in unrealized gain (loss) on investments	30,424	89,450	15,047	290,352	15,039	105,011	(6,155)	41,582
Reinvested capital gains	11,668	-	74,834	24,201	22,527	5,646	2,598	24,813

Net increase (decrease) in contract owners’ equity resulting from operations	25,163	71,014	64,914	303,049	37,555	78,020	14,481	74,180

Equity transactions:
Purchase payments received from contract owners (note 4)	514	411	12,584	6,510	-	-	-	-
Transfers between funds	(20,567)	14,488	10,740	(33,871)	(15,087)	(213,144)	(65,783)	69,566
Redemptions (notes 2, 3, and 4)	(25,100)	(40,600)	(96,800)	(172,780)	(10,856)	(3,643)	(30,808)	(11,022)
Adjustments to maintain reserves	16	1	582	(2)	16	-	7	(1)

Net equity transactions	(45,137)	(25,700)	(72,894)	(200,143)	(25,927)	(216,787)	(96,584)	58,543

Net change in contract owners’ equity	(19,974)	45,314	(7,980)	102,906	11,628	(138,767)	(82,103)	132,723
Contract owners’ equity at beginning of period	423,617	378,303	1,220,720	1,117,814	260,570	399,337	362,224	229,501

Contract owners’ equity at end of period	$403,643	423,617	1,212,740	1,220,720	272,198	260,570	280,121	362,224

CHANGE IN UNITS:
Beginning units	23,540	25,059	30,742	36,030	11,274	21,289	16,582	13,619
Units purchased	1,646	3,878	2,604	5,418	38	142	4,596	3,927
Units redeemed	(4,150)	(5,397)	(4,308)	(10,706)	(1,182)	(10,157)	(9,088)	(964)

Ending units	21,036	23,540	29,038	30,742	10,130	11,274	12,090	16,582

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LVCLGI		SBVHY		LOVCDG		LOVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,964)	(7,130)	12	4,364	(533)	664	10,634	7,779
Realized gain (loss) on investments	61,099	14,830	(6,435)	(324)	9,311	4,947	182,250	162,085
Change in unrealized gain (loss) on investments	205,475	160,354	7,231	8,693	7,135	29,205	(173,752)	213,102
Reinvested capital gains	45,347	47,541	-	-	3,099	10,924	-	188,294

Net increase (decrease) in contract owners’ equity resulting from operations	297,957	215,595	808	12,733	19,012	45,740	19,132	571,260

Equity transactions:
Purchase payments received from contract owners (note 4)	-	808	-	-	(62)	-	15,453	14,673
Transfers between funds	(51,885)	233,152	-	-	(23,737)	-	25,690	(64,919)
Redemptions (notes 2, 3, and 4)	(96,448)	(34,910)	(109,510)	(464)	(32,505)	(11,294)	(278,783)	(572,946)
Adjustments to maintain reserves	(58)	(2)	(5)	-	19	(2)	80	(3)

Net equity transactions	(148,391)	199,048	(109,515)	(464)	(56,285)	(11,296)	(237,560)	(623,195)

Net change in contract owners’ equity	149,566	414,643	(108,707)	12,269	(37,273)	34,444	(218,428)	(51,935)
Contract owners’ equity at beginning of period	1,089,564	674,921	110,633	98,364	222,210	187,766	2,892,712	2,944,647

Contract owners’ equity at end of period	$1,239,130	1,089,564	1,926	110,633	184,937	222,210	2,674,284	2,892,712

CHANGE IN UNITS:
Beginning units	36,174	29,174	5,709	5,727	5,893	6,203	95,268	117,024
Units purchased	3,152	10,301	-	-	-	-	9,650	12,302
Units redeemed	(7,383)	(3,301)	(5,615)	(18)	(1,579)	(310)	(17,860)	(34,058)

Ending units	31,943	36,174	94	5,709	4,314	5,893	87,058	95,268

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMRI		AMSRS		AMTB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,375)	(5,144)	(384)	(7,361)	(6,323)	(4,948)	12,804	8,679
Realized gain (loss) on investments	14,848	22,938	(4,835)	6,822	(2,811)	(3,164)	(2,097)	(5,575)
Change in unrealized gain (loss) on investments	118,658	67,931	(48,358)	28,392	139,378	34,827	13,820	25,801
Reinvested capital gains	22,447	27,383	-	160,731	41,121	59,494	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,578	113,108	(53,577)	188,584	171,365	86,209	24,527	28,905

Equity transactions:
Purchase payments received from contract owners (note 4)	4,271	1,242	549	442	3,072	(28)	(15,709)	16,188
Transfers between funds	(41,035)	(3,401)	3,466	31	(24,898)	1,145,940	98,543	8,722
Redemptions (notes 2, 3, and 4)	(15,661)	(85,090)	(4,887)	(14,446)	(65,068)	(187,810)	(87,219)	(124,313)
Adjustments to maintain reserves	20	-	22	1	8	(2)	15	(2)

Net equity transactions	(52,405)	(87,249)	(850)	(13,972)	(86,886)	958,100	(4,370)	(99,405)

Net change in contract owners’ equity	98,173	25,859	(54,427)	174,612	84,479	1,044,309	20,157	(70,500)
Contract owners’ equity at beginning of period	413,948	388,089	1,410,409	1,235,797	1,061,090	16,781	1,149,865	1,220,365

Contract owners’ equity at end of period	$512,121	413,948	1,355,982	1,410,409	1,145,569	1,061,090	1,170,022	1,149,865

CHANGE IN UNITS:
Beginning units	14,484	17,760	41,671	41,991	36,307	712	90,905	98,546
Units purchased	713	515	192	160	1,174	51,438	15,365	15,641
Units redeemed	(2,203)	(3,791)	(100)	(480)	(4,201)	(15,843)	(15,512)	(23,282)

Ending units	12,994	14,484	41,763	41,671	33,280	36,307	90,758	90,905

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOVPDI		NOVPM		PMVAAA		PMVEBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$87,018	4,077	(24,585)	(13,844)	13,971	8,255	543	529
Realized gain (loss) on investments	(107,951)	6,445	63,598	43,534	(1,757)	(4,568)	(550)	(22)
Change in unrealized gain (loss) on investments	(183,096)	(128,692)	(333,246)	152,347	10,216	45,100	761	1,549
Reinvested capital gains	-	-	196,518	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(204,029)	(118,170)	(97,715)	182,037	22,430	48,787	754	2,056

Equity transactions:
Purchase payments received from contract owners (note 4)	9,255	56,149	23,079	11,114	-	1,009	-	-
Transfers between funds	(54,928)	46,179	(124,131)	3,225	86,994	(42,061)	(9,552)	-
Redemptions (notes 2, 3, and 4)	(143,675)	(324,592)	(209,016)	(272,979)	(135,069)	(20,232)	(148)	(152)
Adjustments to maintain reserves	80	(3)	33	(3)	1	(2)	8	1

Net equity transactions	(189,268)	(222,267)	(310,035)	(258,643)	(48,074)	(61,286)	(9,692)	(151)

Net change in contract owners’ equity	(393,297)	(340,437)	(407,750)	(76,606)	(25,644)	(12,499)	(8,938)	1,905
Contract owners’ equity at beginning of period	2,444,778	2,785,215	2,837,093	2,913,699	475,118	487,617	17,375	15,470

Contract owners’ equity at end of period	$2,051,481	2,444,778	2,429,343	2,837,093	449,474	475,118	8,437	17,375

CHANGE IN UNITS:
Beginning units	197,320	215,156	167,815	183,144	30,201	34,166	937	944
Units purchased	17,770	24,726	13,614	8,657	13,026	851	-	-
Units redeemed	(33,865)	(42,562)	(33,789)	(23,986)	(16,376)	(4,816)	(504)	(7)

Ending units	181,225	197,320	147,640	167,815	26,851	30,201	433	937

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVGBA		PMVHYA		PMVRRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$793	89	3,452	3,891	433	543	2,075	5,111
Realized gain (loss) on investments	49	58	(4,392)	(8,251)	(29)	53	(6,192)	(19,498)
Change in unrealized gain (loss) on investments	(143)	682	22,901	19,704	122	1,218	125,323	98,605
Reinvested capital gains	-	117	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	699	946	21,961	15,344	526	1,814	121,206	84,218

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,600	4,457	-	-	35,654	4,365
Transfers between funds	-	-	(12,406)	(37,097)	-	-	19,341	(19,345)
Redemptions (notes 2, 3, and 4)	(739)	(757)	(12,004)	(34,627)	(257)	(3,252)	(106,149)	(49,616)
Adjustments to maintain reserves	(8)	(1)	8	-	-	-	-	2

Net equity transactions	(747)	(758)	(20,802)	(67,267)	(257)	(3,252)	(51,154)	(64,594)

Net change in contract owners’ equity	(48)	188	1,159	(51,923)	269	(1,438)	70,052	19,624
Contract owners’ equity at beginning of period	16,989	16,801	297,286	349,209	12,537	13,975	1,195,504	1,175,880

Contract owners’ equity at end of period	$16,941	16,989	298,445	297,286	12,806	12,537	1,265,556	1,195,504

CHANGE IN UNITS:
Beginning units	996	1,038	20,950	25,728	665	837	75,908	79,755
Units purchased	-	-	1,658	2,733	-	-	10,033	5,561
Units redeemed	(41)	(42)	(3,220)	(7,511)	(13)	(172)	(12,924)	(9,408)

Ending units	955	996	19,388	20,950	652	665	73,017	75,908

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSA		PMVTRA		PVSTA		ROCMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$775	645	30,251	57,941	(427)	16,051	(3,844)	(4,315)
Realized gain (loss) on investments	(11,373)	(961)	42,621	(20,752)	(90)	(296)	(34,054)	(2,706)
Change in unrealized gain (loss) on investments	10,142	2,194	118,632	187,448	14,739	3,942	91,453	33,175
Reinvested capital gains	-	-	38,643	-	-	-	4,647	32,762

Net increase (decrease) in contract owners’ equity resulting from operations	(456)	1,878	230,147	224,637	14,222	19,697	58,202	58,916

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	24,720	8,395	16,153	7,039	-	-
Transfers between funds	(3,115)	-	489,330	40,355	358,775	6,031	(25,505)	4,858
Redemptions (notes 2, 3, and 4)	(2,164)	(264)	(373,826)	(242,113)	(357,686)	(47,837)	(31,040)	(26,450)
Adjustments to maintain reserves	-	1	33	1	(51)	-	(12)	(2)

Net equity transactions	(5,279)	(263)	140,257	(193,362)	17,191	(34,767)	(56,557)	(21,594)

Net change in contract owners’ equity	(5,735)	1,615	370,404	31,275	31,413	(15,070)	1,645	37,322
Contract owners’ equity at beginning of period	20,412	18,797	3,266,264	3,234,989	1,325,354	1,340,424	367,590	330,268

Contract owners’ equity at end of period	$14,677	20,412	3,636,668	3,266,264	1,356,767	1,325,354	369,235	367,590

CHANGE IN UNITS:
Beginning units	3,739	3,780	191,510	202,465	115,794	118,593	12,714	13,453
Units purchased	-	-	86,393	39,271	78,027	30,833	2,146	269
Units redeemed	(1,046)	(41)	(78,682)	(50,226)	(76,130)	(33,632)	(4,388)	(1,008)

Ending units	2,693	3,739	199,221	191,510	117,691	115,794	10,472	12,714

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCSC		TAVV		VWBF		VWEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,324)	(4,410)	5,225	(5,894)	15,901	(3,803)	10,208	(10,304)
Realized gain (loss) on investments	(36,289)	(46,304)	(16,499)	12,277	(2,859)	(7,273)	10,102	4,947
Change in unrealized gain (loss) on investments	(33,965)	78,303	(30,665)	55,390	(3,206)	55,769	142,325	300,474
Reinvested capital gains	10,335	85,194	2,787	-	-	-	39,005	29,632

Net increase (decrease) in contract owners’ equity resulting from operations	(61,243)	112,783	(39,152)	61,773	9,836	44,693	201,640	324,749

Equity transactions:
Purchase payments received from contract owners (note 4)	659	13,876	-	13,507	42,944	1,004	(98)	-
Transfers between funds	22,253	(24,230)	(81,189)	(88)	(51,663)	(56,521)	(6,599)	(50,794)
Redemptions (notes 2, 3, and 4)	(61,625)	(63,077)	(14,962)	(60,292)	(86,342)	(42,051)	(89,472)	(65,024)
Adjustments to maintain reserves	17	(2)	17	-	34	-	5	(2)

Net equity transactions	(38,696)	(73,433)	(96,134)	(46,873)	(95,027)	(97,568)	(96,164)	(115,820)

Net change in contract owners’ equity	(99,939)	39,350	(135,286)	14,900	(85,191)	(52,875)	105,476	208,929
Contract owners’ equity at beginning of period	735,221	695,871	599,610	584,710	389,960	442,835	1,367,634	1,158,705

Contract owners’ equity at end of period	$635,282	735,221	464,324	599,610	304,769	389,960	1,473,110	1,367,634

CHANGE IN UNITS:
Beginning units	19,709	21,807	29,964	32,372	22,253	28,034	37,721	41,115
Units purchased	3,831	674	822	3,813	4,839	6,484	1,254	1,077
Units redeemed	(4,921)	(2,772)	(6,654)	(6,221)	(10,884)	(12,265)	(3,799)	(4,471)

Ending units	18,619	19,709	24,132	29,964	16,208	22,253	35,176	37,721

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		SVDF		SVOF		JNMVA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(736)	(3,641)	(56,840)	(54,822)	(21,510)	(26,362)	-	-
Realized gain (loss) on investments	(41,763)	(33,588)	212,042	202,976	91,441	149,248	-	-
Change in unrealized gain (loss) on investments	80,870	71,807	1,755,499	703,642	239,308	261,436	-	-
Reinvested capital gains	-	-	399,853	459,678	200,062	311,628	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,371	34,578	2,310,554	1,311,474	509,301	695,950	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	8,205	563	7,398	60,310	2,106	10,235	45,765	-
Transfers between funds	10,528	(38,732)	(228,234)	(144,372)	(22,873)	(18,223)	1,665,306	691,583
Redemptions (notes 2, 3, and 4)	(23,585)	(46,773)	(675,992)	(490,216)	(187,431)	(286,819)	(1,195,797)	(119,176)
Adjustments to maintain reserves	9	1	45	(6)	85	(4)	-	-

Net equity transactions	(4,843)	(84,941)	(896,783)	(574,284)	(208,113)	(294,811)	515,274	572,407

Net change in contract owners’ equity	33,528	(50,363)	1,413,771	737,190	301,188	401,139	515,274	572,407
Contract owners’ equity at beginning of period	274,210	324,573	4,418,001	3,680,811	2,800,012	2,398,873	1,558,575	986,168

Contract owners’ equity at end of period	$307,738	274,210	5,831,772	4,418,001	3,101,200	2,800,012	2,073,849	1,558,575

CHANGE IN UNITS:
Beginning units	14,169	18,483	106,232	121,210	59,381	65,886	-	-
Units purchased	8,015	1,519	9,858	13,077	531	3,380	-	-
Units redeemed	(8,632)	(5,833)	(28,575)	(28,055)	(4,739)	(9,885)	-	-

Ending units	13,552	14,169	87,515	106,232	55,173	59,381	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JNMVA5		DVIV		AMTP		LZRUSE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	27,735	8,641	-	19,293	-	(6,862)
Realized gain (loss) on investments	-	-	(124,535)	10,238	-	(104,758)	-	129,569
Change in unrealized gain (loss) on investments	-	-	(125,185)	165,550	-	(39,897)	-	21,238
Reinvested capital gains	-	-	-	-	-	259,080	-	2,622

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(221,985)	184,429	-	133,718	-	146,567

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(17)	(47)	-	13,507	-	-
Transfers between funds	(274,164)	275,731	(746,366)	16,572	-	(1,231,204)	-	(658,630)
Redemptions (notes 2, 3, and 4)	-	-	(50,036)	(81,753)	-	(66,245)	-	(12,571)
Adjustments to maintain reserves	-	-	23	(2)	-	(1)	-	(1)

Net equity transactions	(274,164)	275,731	(796,396)	(65,230)	-	(1,283,943)	-	(671,202)

Net change in contract owners’ equity	(274,164)	275,731	(1,018,381)	119,199	-	(1,150,225)	-	(524,635)
Contract owners’ equity at beginning of period	275,731	-	1,018,381	899,182	-	1,150,225	-	524,635

Contract owners’ equity at end of period	$1,567	275,731	-	1,018,381	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	-	60,342	64,236	-	50,816	-	24,404
Units purchased	-	-	297	7,070	-	4,053	-	-
Units redeemed	-	-	(60,639)	(10,964)	-	(54,869)	-	(24,404)

Ending units	-	-	-	60,342	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account F (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS

Alger Small Cap Growth (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Managed Volatility II (FVU2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)*

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

INVESCO V. I.

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

JANUS ASPEN SERIES

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth (LOVCDG)

Lord Abbett Growth and Income (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Power Dividend Index (NOVPDI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV)

VANECK VIP

VanEck Emerging Markets Bond (VWBF)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

INTEREST ADJUSTMENT ACCOUNTS - CASH ACCOUNTS

1 Year Account (JNMVA1)

3 Year Account (JNMVA3)*

5 Year Account (JNMVA5)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon International Value (DVIV)		4/30/2020
Lazard Retirement US Strategic Equity Portfolio (LZRUSE)		12/24/2019
Neuberger Berman AMT Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

There were no subaccount mergers for the one-year period ending December 31, 2020.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FHIB	Federated Hermes High Income Bond II	Federated High Income Bond II	5/1/2020
FVU2	Federated Hermes Managed Volatility II	Federated Managed Volatility II	5/1/2020
LOVCDG	Lord Abbett Dividend Growth	Lord Abbett Calibrated Dividend Growth	5/1/2020
TAVV	Third Avenue FFI Strategies Portfolio	Third Avenue Variable Annuity Trust Value	5/1/2020
VWBF	VanEck Emerging Markets Bond	VanEck VIP Unconstrained Emerging Markets Bond	5/1/2020
ACVIG	American Century VP Disciplined Core Value I	American Century VP Income & Growth I	9/25/2020

Effective May 1, 2020, the trust name Janus Henderson VIT Funds was changed to Janus Aspen Series.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of expenses. This charge excludes the optional guaranteed minimum income benefit rider. For contracts with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $1,512,662 and $1,566,343 for the years ended December 31, 2020 and 2019, respectively. The administrative fees were $302,180 and $313,266 for the years ended December 31, 2020 and 2019, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $60, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Sales and administrative charges were $129,420 and $141,786 for the years ended December 31, 2020 and 2019, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There was an adjustment of $0 for the year ended December 31, 2020 and an adjustment of $0 for year ended December 31, 2019.

Contract Charges
Recurring Separate Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the year ended December 31, 2020, total transfers to the Separate Account from the fixed account were $1,354,368, and total transfers from the Separate Account to the fixed account were $2,690,646. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$136,954,988	$-	$-	$136,954,988

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$139,527	$224,292
ALCAI2	1,931,045	2,830,809
ALCGI2	1,456,283	1,237,570
ALMGI2	731,754	659,854
ALVGIA	100,482	64,187
ACVB	427,358	408,953
ACVI	88,765	178,256
ACVIG	213,744	438,848
ACVIP2	61,803	118,838
ACVV	152,504	438,176
PIHYB2	2,459	75,539
PIVEI2	117,295	218,065
PIVF2	59,351	73,202
PIVMV2	38,715	15,569
DSIF	1,172,750	1,444,222
DSRG	57,512	260,322
DVSCS	253,707	163,202
CLVGT2	376,976	346,264
FHIB	33,177	78,743

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FVU2	63,105	119,991
GVRUGM	261	32,144
RAF	3	31
RBF	372,777	493,118
RBKF	38,409	36,495
RBMF	17,350	48,295
RCPF	52,496	87,917
RELF	902	1,124
RENF	17,916	48,358
RESF	54,385	54,626
RFSF	8,389	106,137
RHCF	29,576	182,899
RINF	160,761	72,374
RJNF	-	2
RLCE	60,976	65,917
RLCJ	541	8,143
RLF	3,764	3,623
RMED	36,349	72,168
RMEK	286,747	302,807
RNF	107,719	218,692
ROF	634,194	475,007
RPMF	251,204	335,617
RREF	134,542	89,089
RRF	11,764	11,039
RSRF	8,924	23,703
RTEC	105,143	113,748
RTEL	2,470	37,535
RTF	205,799	67,190
RTRF	9,457	24,397
RUF	748,300	612,571
RUGB	552,873	578,915
RUTL	84,623	80,194
RVF	1,481,144	1,463,343
RVIDD	1	10
RVLCG	133,320	336,844
RVLCV	176,190	240,169
RVLDD	9,470	54,178
RVMCG	87,594	93,663
RVMCV	62,820	68,796
RVSCG	23,821	43,734
RVSCV	35,290	40,139
AVBV2	7,620	10,414
AVGI	196,256	124,268
AVHY1	506,491	545,883
IVDDI	69,597	99,040
IVGMMI	2,812,803	2,419,379
IVHS	34,565	74,175
IVMCC2	93,337	47,645
IVRE	44,045	194,231
IVT	22,394	7,863
JAEI	950,892	1,775,872
JAGRIN	513,149	912,558
JAIG	103,478	194,244
JARIN	925,147	1,288,342
LZREMS	40,203	67,100
LZRIES	40,938	70,906
LZRUSM	103,773	112,858
LPVCAI	25,198	29,605
LPVCII	62,202	155,881
LVCLGI	62,603	179,598

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SBVHY	74	109,570
LOVCDG	4,730	58,461
LOVGI	126,841	353,764
AMCG	38,754	74,096
AMRI	17,736	18,970
AMSRS	60,785	112,858
AMTB	149,855	141,420
NOVPDI	191,504	293,753
NOVPM	225,485	363,579
PMVAAA	178,393	212,490
PMVEBA	745	9,901
PMVFHA	1,004	949
PMVGBA	29,417	46,770
PMVHYA	584	409
PMVRRA	164,581	213,655
PMVRSA	968	5,473
PMVTRA	1,326,224	1,117,068
PVSTA	794,350	777,592
ROCMC	19,830	75,570
ROCSC	75,265	104,957
TAVV	23,674	111,803
VWBF	61,612	140,746
VWEM	64,974	111,907
VWHA	118,235	123,822
SVDF	596,818	1,150,573
SVOF	217,412	246,954
DVIV	32,758	801,419

	$24,623,875	$31,108,044

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth (AASCO)
2020	1.50%	to	1.80%	41,662	$50.21	to	$59.89	$2,090,405	1.05%	64.17%	to	64.67%
2019	1.50%	to	1.80%	47	30.49	to	36.48	1,428	0.00%	12.50%	to	12.84%
2018	1.50%	to	1.80%	57	23.93	to	28.72	1,355	0.00%	-0.08%	to	-0.38%
2017	1.50%	to	1.80%	61	23.95	to	28.83	1,452	0.00%	26.79%	to	26.45%
2016	1.50%	to	1.80%	68	18.89	to	22.80	1,293	0.00%	4.71%	to	4.35%
Alger Capital Appreciation Class I-2 (ALCAI2)
2020			1.50%	120,233			97.30	11,698,652	0.00%			39.65%
2019			1.50%	150			69.68	10,428	0.00%			18.44%
2018	1.50%	to	1.80%	164	52.95	to	37.32	8,697	0.08%	-1.60%	to	-1.89%
2017	1.50%	to	1.80%	188	53.81	to	38.04	10,111	0.16%	29.13%	to	28.77%
2016	1.50%	to	1.80%	197	41.67	to	29.54	8,226	0.18%	-0.97%	to	-1.30%
Alger Large Cap Growth Class I-2 (ALCGI2)
2020			1.50%	122,247			57.46	7,024,448	0.18%			64.55%
2019	1.50%	to	1.80%	137	29.11	to	34.92	4,773	0.00%	25.16%	to	25.53%
2018	1.50%	to	1.80%	158	27.82	to	23.26	4,407	0.00%	0.69%	to	0.39%
2017	1.50%	to	1.80%	167	27.63	to	23.17	4,607	0.00%	26.57%	to	26.13%
2016	1.50%	to	1.80%	179	21.83	to	18.37	3,911	0.00%	-2.33%	to	-2.55%
Alger Mid Cap Growth (ALMGI2)
2020	1.50%	to	1.80%	65,390	40.93	to	68.86	4,498,938	0.00%	61.70%	to	62.18%
2019	1.50%	to	1.80%	75	25.31	to	42.46	3,167	0.00%	52.21%	to	52.66%
2018	1.50%	to	1.80%	82	33.09	to	19.79	2,726	0.00%	-8.82%	to	-9.10%
2017	1.50%	to	1.80%	96	36.29	to	21.77	3,472	0.00%	27.87%	to	27.53%
2016	1.50%	to	1.80%	104	28.38	to	17.07	2,952	0.00%	-0.53%	to	-0.87%
AB Growth and Income Class A (ALVGIA)
2020			1.50%	11,986			28.21	338,136	1.64%			1.19%
2019			1.50%	11			27.88	311	1.24%			-0.63%
2018	1.50%	to	1.80%	14	22.84	to	22.18	325	0.99%	-7.00%	to	-7.27%
2017	1.50%	to	1.80%	17	24.56	to	23.92	422	1.47%	17.12%	to	16.80%
2016	1.50%	to	1.80%	18	20.97	to	20.48	380	0.98%	9.68%	to	9.34%
American Century VP Balanced - Class I (ACVB)
2020			1.50%	101,741			23.59	2,400,056	1.20%			10.85%
2019			1.50%	104			21.28	2,204	1.55%			3.97%
2018	1.50%	to	1.80%	102	18.02	to	17.30	1,840	1.39%	-5.31%	to	-5.57%
2017	1.50%	to	1.80%	116	19.03	to	18.32	2,207	1.56%	12.27%	to	11.91%
2016	1.50%	to	1.80%	112	16.95	to	16.37	1,898	1.61%	5.34%	to	5.07%
American Century VP International I (ACVI)
2020			1.50%	36,402			26.35	959,091	0.49%			24.01%
2019			1.50%	40	16.46	to	21.25	850	0.91%	22.45%	to	22.81%
2018	1.50%	to	1.80%	51	16.79	to	16.68	859	1.30%	-16.51%	to	-16.72%
2017	1.50%	to	1.80%	61	20.11	to	20.03	1,235	0.84%	29.24%	to	28.89%
2016	1.50%	to	1.80%	59	15.56	to	15.54	915	1.08%	-6.88%	to	-7.17%
American Century VP Disciplined Core Value I (ACVIG)
2020			1.50%	64,205			32.61	2,093,537	1.95%			10.14%
2019	1.50%	to	1.80%	75	25.92	to	29.60	2,180	2.06%			26.48%
2018	1.50%	to	1.80%	84	24.24	to	21.29	2,045	1.90%	-8.29%	to	-8.55%
2017	1.50%	to	1.80%	94	26.43	to	23.28	2,491	2.37%	18.68%	to	18.35%
2016	1.50%	to	1.80%	102	22.27	to	19.67	2,268	2.37%	11.80%	to	11.44%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
American Century VP Inflation Protection Class II (ACVIP2)
2020			1.50%	19,296			14.98	289,135	1.34%			7.92%
2019	1.50%	to	1.80%	23	13.25	to	13.88	325	2.33%	19.27%	to	19.63%
2018	1.50%	to	1.80%	24	12.94	to	12.38	315	2.82%	-4.29%	to	-4.62%
2017	1.50%	to	1.80%	26	13.52	to	12.98	350	2.56%	2.11%	to	1.88%
2016	1.50%	to	1.80%	34	13.24	to	12.74	447	1.89%	2.87%	to	2.49%
American Century VP Value I (ACVV)
2020			1.50%	74,285			37.82	2,804,177	2.29%			-0.53%
2019	1.50%	to	1.80%	86	20.34	to	38.02	3,253	2.08%			20.51%
2018	1.50%	to	1.80%	102	30.38	to	21.41	3,098	1.65%	-10.52%	to	-10.75%
2017	1.50%	to	1.80%	127	33.95	to	23.99	4,297	1.65%	7.13%	to	6.81%
2016	1.50%	to	1.80%	140	31.69	to	22.46	4,429	1.75%	18.69%	to	18.34%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2020			1.50%	1,383			19.21	26,569	5.16%			0.46%
2019			1.50%	6			19.12	118	4.66%	37.25%	to	37.67%
2018	1.50%	to	1.80%	6	16.99	to	16.30	108	4.45%	-5.35%	to	-5.67%
2017	1.50%	to	1.80%	19	17.95	to	17.28	336	4.32%	5.40%	to	5.11%
2016	1.50%	to	1.80%	19	17.03	to	16.44	325	4.67%	12.04%	to	11.68%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2020			1.50%	33,140			26.98	894,041	2.39%			-1.75%
2019			1.50%	39	22.12	to	27.46	1,077	2.38%			20.64%
2018	1.50%	to	1.80%	45	22.26	to	24.26	1,004	2.12%	-10.13%	to	-10.41%
2017	1.50%	to	1.80%	50	24.77	to	27.08	1,243	1.46%	13.47%	to	13.12%
2016	1.50%	to	1.80%	53	21.83	to	23.94	1,157	1.82%	17.75%	to	17.41%
Amundi Pioneer Fund VCT Class II (PIVF2)
2020			1.50%	8,011			29.57	236,904	0.49%			22.11%
2019			1.50%	9			24.22	218	0.75%			10.90%
2018	1.50%	to	1.80%	12	18.76	to	21.80	225	0.78%	-3.20%	to	-3.50%
2017	1.50%	to	1.80%	13	19.38	to	22.59	248	0.96%	19.56%	to	19.21%
2016	1.50%	to	1.80%	13	16.21	to	18.95	204	1.03%	7.99%	to	7.67%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2020			1.50%	6,108			20.85	127,340	1.00%			0.35%
2019			1.50%	5			20.77	108	1.09%			18.88%
2018	1.50%	to	1.80%	6	16.46	to	15.80	96	0.45%	-20.71%	to	-20.96%
2017	1.50%	to	1.80%	7	20.76	to	19.99	147	0.60%	11.19%	to	10.87%
2016	1.50%	to	1.80%	8	18.67	to	18.03	144	0.50%	14.47%	to	14.19%
BNY Mellon Stock Index (DSIF)
2020			1.50%	247,084			38.93	9,398,815	1.56%			16.25%
2019	1.50%	to	1.80%	271	30.65	to	33.49	9,084	1.70%			22.07%
2018	1.50%	to	1.80%	315	25.91	to	23.79	8,156	1.65%	-6.09%	to	-6.34%
2017	1.50%	to	1.80%	333	27.59	to	25.40	9,179	1.70%	19.75%	to	19.36%
2016	1.50%	to	1.80%	370	23.04	to	21.28	8,522	2.02%	10.03%	to	9.75%
BNY Mellon Sustainable U.S. Equity (DSRG)
2020			1.50%	50,428			31.69	1,526,176	1.08%			22.30%
2019			1.50%	58			25.92	1,510	1.48%			18.07%
2018	1.50%	to	1.80%	69	19.58	to	20.86	1,352	1.78%	-5.82%	to	-6.12%
2017	1.50%	to	1.80%	79	20.79	to	22.22	1,650	1.15%	13.61%	to	13.25%
2016	1.50%	to	1.80%	85	18.30	to	19.62	1,547	1.32%	8.73%	to	8.46%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2020			1.50%	26,412			33.44	883,088	0.95%			8.99%
2019			1.50%	24			30.68	735	0.83%	27.03%	to	27.41%
2018	1.50%	to	1.80%	28	25.48	to	24.46	703	0.79%	-10.34%	to	-10.60%
2017	1.50%	to	1.80%	28	28.42	to	27.36	809	0.70%	10.76%	to	10.41%
2016	1.50%	to	1.80%	31	25.66	to	24.78	794	0.83%	23.84%	to	23.47%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
CVP Seligman Global Technology - Class 2 (CLVGT2)
2020			1.50%	85,055			35.53	3,021,806	0.00%			43.63%
2019	1.50%	to	1.80%	90	24.74	to	50.76	2,230	0.00%	44.84%	to	45.27%
2018	1.50%	to	1.80%	97	16.20	to	33.35	1,567	0.00%	-9.85%	to	-10.08%
2017	1.50%	to	1.80%	141	17.97	to	37.09	2,534	0.00%	32.91%	to	32.51%
2016	1.50%	to	1.80%	139	13.52	to	27.99	1,883	0.00%	17.26%	to	16.92%
Federated Hermes High Income Bond II (FHIB)
2020			1.50%	21,215			26.44	560,965	5.97%			4.02%
2019	1.50%	to	1.80%	24	22.70	to	25.42	611	6.07%	4.91%	to	5.22%
2018	1.50%	to	1.80%	29	22.53	to	20.17	647	8.17%	-4.74%	to	-5.04%
2017	1.50%	to	1.80%	33	23.65	to	21.24	792	7.16%	5.35%	to	5.04%
2016	1.50%	to	1.80%	41	22.45	to	20.22	920	6.30%	13.16%	to	12.77%
Federated Hermes Managed Volatility II (FVU2)
2020			1.50%	40,283			19.27	776,318	2.51%			-0.57%
2019			1.50%	44			19.38	847	2.17%			56.91%
2018	1.50%	to	1.80%	53	16.36	to	20.76	861	2.93%	-9.91%	to	-10.13%
2017	1.50%	to	1.80%	57	18.16	to	23.10	1,032	3.79%	16.41%	to	16.02%
2016	1.50%	to	1.80%	53	15.60	to	19.91	821	4.93%	6.05%	to	5.74%
Guggenheim Rydex US Government Money Market (GVRUGM)
2020			1.50%	40,191			8.71	349,908	0.07%			-1.42%
2019			1.50%	43			8.83	376	0.87%			17.24%
2018	1.50%	to	1.80%	45	8.89	to	8.65	403	0.57%	-0.89%	to	-1.26%
2017	1.50%	to	1.80%	48	8.97	to	8.76	428	0.00%	-1.43%	to	-1.68%
2016	1.50%	to	1.80%	53	9.10	to	8.91	484	0.00%	-1.52%	to	-1.87%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2020			1.50%	504			0.46	233	0.91%			-38.92%
2019	1.50%	to	1.80%	1	0.72	to	0.76	-	0.63%	-29.30%	to	-29.08%
2018	1.50%	to	1.80%	1	1.07	to	1.02	1	0.00%	-3.60%	to	-4.67%
2017	1.50%	to	1.80%	1	1.11	to	1.07	1	0.00%	-26.00%	to	-25.69%
2016	1.50%	to	1.80%	1	1.50	to	1.44	1	0.00%	-10.71%	to	-11.11%
Guggenheim Rydex Biotechnology (RBF)
2020			1.50%	26,060			45.08	1,174,697	0.00%			19.51%
2019	1.50%	to	1.80%	31	35.99	to	37.72	1,184	0.00%	20.81%	to	21.17%
2018	1.50%	to	1.80%	33	30.71	to	29.39	1,002	0.00%	-10.80%	to	-11.07%
2017	1.50%	to	1.80%	34	34.43	to	33.05	1,168	0.00%	27.52%	to	27.16%
2016	1.50%	to	1.80%	36	27.00	to	25.99	984	0.00%	-20.87%	to	-21.10%
Guggenheim Rydex Banking (RBKF)
2020			1.50%	5,225			7.77	40,608	0.97%			-9.83%
2019			1.50%	5			8.62	43	0.84%			27.04%
2018	1.50%	to	1.80%	7	6.81	to	6.52	49	0.66%	-20.44%	to	-20.68%
2017	1.50%	to	1.80%	16	8.56	to	8.22	133	0.26%	10.74%	to	10.48%
2016	1.50%	to	1.80%	22	7.73	to	7.44	167	1.08%	25.49%	to	25.04%
Guggenheim Rydex Basic Materials (RBMF)
2020			1.50%	2,753			26.11	71,881	1.47%			17.97%
2019	1.50%	to	1.80%	4	21.12	to	22.13	91	0.00%			30.53%
2018	1.50%	to	1.80%	4	18.50	to	17.70	75	0.53%	-18.68%	to	-18.96%
2017	1.50%	to	1.80%	5	22.75	to	21.84	104	0.45%	19.61%	to	19.28%
2016	1.50%	to	1.80%	14	19.02	to	18.31	261	0.00%	28.95%	to	28.58%
Guggenheim Rydex Consumer Products (RCPF)
2020			1.50%	7,482			29.72	222,401	0.92%			5.97%
2019			1.50%	9			28.05	250	0.96%	11.48%	to	11.82%
2018	1.50%	to	1.80%	8	23.28	to	22.27	181	0.56%	-13.43%	to	-13.72%
2017	1.50%	to	1.80%	8	26.89	to	25.81	203	1.06%	9.89%	to	9.55%
2016	1.50%	to	1.80%	14	24.47	to	23.56	339	0.79%	3.82%	to	3.56%
Guggenheim Rydex Electronics (RELF)
2020			1.50%	596			35.84	21,359	0.00%			53.64%
2019			1.50%	1			23.32	14	0.00%			33.86%
2018	1.50%	to	1.80%	1	14.86	to	14.22	9	0.00%	-14.05%	to	-14.29%
2017	1.50%	to	1.80%	1	17.29	to	16.59	16	0.00%	29.13%	to	28.70%
2016	1.50%	to	1.80%	5	13.39	to	12.89	65	0.00%	22.51%	to	22.18%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Energy (RENF)
2020			1.50%	10,250			7.70	78,897	1.11%			-35.16%
2019	1.50%	to	1.80%	16	11.32	to	11.87	190	0.21%			23.18%
2018	1.50%	to	1.80%	21	11.28	to	10.80	232	0.46%	-26.61%	to	-26.78%
2017	1.50%	to	1.80%	25	15.37	to	14.75	383	0.53%	-7.63%	to	-7.93%
2016	1.50%	to	1.80%	39	16.64	to	16.02	647	0.70%	29.39%	to	28.99%
Guggenheim Rydex Energy Services (RESF)
2020			1.50%	6,686			3.49	23,331	0.80%			-38.27%
2019	1.50%	to	1.80%	7	5.39	to	5.65	38	0.00%	0.08%	to	0.38%
2018	1.50%	to	1.80%	9	5.74	to	5.49	49	3.25%	-46.51%	to	-46.65%
2017	1.50%	to	1.80%	8	10.73	to	10.29	82	0.00%	-19.81%	to	-20.11%
2016	1.50%	to	1.80%	10	13.38	to	12.88	132	1.01%	21.31%	to	20.94%
Guggenheim Rydex Financial Services (RFSF)
2020			1.50%	3,675			13.72	50,419	0.95%			-1.59%
2019			1.50%	11			13.94	151	0.72%			33.50%
2018	1.50%	to	1.80%	6	11.05	to	10.57	69	1.03%	-13.60%	to	-13.85%
2017	1.50%	to	1.80%	10	12.79	to	12.27	128	0.44%	13.89%	to	13.51%
2016	1.50%	to	1.80%	8	11.23	to	10.81	89	1.79%	14.13%	to	13.79%
Guggenheim Rydex Health Care (RHCF)
2020			1.50%	5,244			36.46	191,221	0.00%			16.91%
2019	1.50%	to	1.80%	10	29.76	to	31.19	316	0.00%			25.13%
2018	1.50%	to	1.80%	10	25.83	to	24.72	259	0.00%	-0.27%	to	-0.56%
2017	1.50%	to	1.80%	9	25.90	to	24.86	220	0.00%	21.03%	to	20.68%
2016	1.50%	to	1.80%	12	21.40	to	20.60	251	0.00%	-11.02%	to	-11.32%
Guggenheim Rydex Internet (RINF)
2020			1.50%	2,437			56.01	136,486	0.00%			57.83%
2019			1.50%	1			35.49	25	0.00%	27.61%	to	27.99%
2018	1.50%	to	1.80%	1	28.71	to	27.47	18	0.00%	-4.65%	to	-4.95%
2017	1.50%	to	1.80%	1	30.11	to	28.90	31	0.00%	31.95%	to	31.60%
2016	1.50%	to	1.80%	2	22.82	to	21.96	44	0.00%	2.89%	to	2.57%
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2020			1.50%	31			1.71	53	0.28%			-22.26%
2019	1.50%	to	1.80%	-	2.09	to	2.20	-	0.00%	18.85%	to	19.20%
2018	1.50%	to	1.80%	-	2.58	to	2.45	-	0.00%	2.38%	to	2.08%
2017	1.50%	to	1.80%	-	2.52	to	2.40	-	0.00%	-10.32%	to	-10.78%
2016	1.50%	to	1.80%	-	2.81	to	2.69	-	0.00%	-4.42%	to	-4.61%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2020			1.50%	1,518			10.70	16,244	1.95%			-1.26%
2019	1.50%	to	1.80%	2	10.34	to	10.84	22	1.01%			27.12%
2018	1.50%	to	1.80%	2	8.57	to	8.20	17	0.30%	-20.13%	to	-20.39%
2017	1.50%	to	1.80%	8	10.73	to	10.30	83	1.07%	26.68%	to	26.38%
2016	1.50%	to	1.80%	3	8.47	to	8.15	28	1.60%	-7.03%	to	-7.28%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2020			1.50%	2,471			27.41	67,735	1.09%			38.37%
2019	1.50%	to	1.80%	3	18.90	to	19.81	55	1.49%			30.19%
2018	1.50%	to	1.80%	3	14.46	to	13.84	41	0.00%	-24.13%	to	-24.33%
2017	1.50%	to	1.80%	3	19.06	to	18.29	50	0.00%	48.10%	to	47.62%
2016	1.50%	to	1.80%	4	12.87	to	12.39	47	0.00%	7.25%	to	6.90%
Guggenheim Rydex Leisure (RLF)
2020			1.50%	364			32.27	11,747	0.00%			19.21%
2019			1.50%	-			27.07	10	0.13%			12.68%
2018	1.50%	to	1.80%	1	21.26	to	20.34	26	0.11%	-14.72%	to	-15.00%
2017	1.50%	to	1.80%	1	24.93	to	23.93	21	0.25%	18.32%	to	18.00%
2016	1.50%	to	1.80%	1	21.07	to	20.28	23	0.47%	7.94%	to	7.59%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2020			1.50%	5,309			61.67	327,392	0.90%			9.04%
2019	1.50%	to	1.80%	6	37.10	to	56.55	361	1.05%			24.56%
2018	1.50%	to	1.80%	7	42.18	to	27.75	289	0.26%	-20.59%	to	-20.85%
2017	1.50%	to	1.80%	7	53.12	to	35.06	381	0.00%	20.62%	to	20.27%
2016	1.50%	to	1.80%	13	44.04	to	29.15	576	0.00%	27.73%	to	27.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2020	1.50%	to	1.80%	1,883	33.26	to	53.53	100,120	0.00%	17.90%	to	18.25%
2019	1.50%	to	1.80%	2	28.21	to	45.26	100	0.00%			-4.29%
2018	1.50%	to	1.80%	5	33.94	to	21.22	180	0.00%	-20.77%	to	-21.00%
2017	1.50%	to	1.80%	10	42.84	to	26.86	414	0.00%	18.21%	to	17.86%
2016	1.50%	to	1.80%	8	36.24	to	22.79	303	0.00%	28.51%	to	28.11%
Guggenheim Rydex Nova (RNF)
2020			1.50%	25,563			41.70	1,065,977	0.88%			18.24%
2019	1.50%	to	1.80%	32	35.27	to	35.66	1,138	1.11%	30.38%	to	30.77%
2018	1.50%	to	1.80%	33	24.68	to	25.04	811	0.18%	-11.67%	to	-11.92%
2017	1.50%	to	1.80%	37	27.94	to	28.43	1,048	0.05%	29.83%	to	29.46%
2016	1.50%	to	1.80%	39	21.52	to	21.96	835	0.00%	13.98%	to	13.66%
Guggenheim Rydex NASDAQ-100 (ROF)
2020			1.50%	31,107			81.46	2,533,895	0.29%			42.80%
2019	1.50%	to	1.80%	32	42.52	to	57.04	1,835	0.13%			2.14%
2018	1.50%	to	1.80%	34	42.31	to	31.63	1,427	0.00%	-3.27%	to	-3.57%
2017	1.50%	to	1.80%	47	43.74	to	32.80	2,070	0.00%	29.18%	to	28.78%
2016	1.50%	to	1.80%	49	33.86	to	25.47	1,665	0.00%	4.41%	to	4.09%
Guggenheim Rydex Precious Metals (RPMF)
2020			1.50%	23,005			13.78	316,902	5.67%			32.30%
2019	1.50%	to	1.80%	31	9.93	to	10.41	318	0.00%			15.01%
2018	1.50%	to	1.80%	18	6.94	to	6.64	127	4.44%	-17.87%	to	-18.13%
2017	1.50%	to	1.80%	22	8.45	to	8.11	188	4.34%	5.49%	to	5.19%
2016	1.50%	to	1.80%	30	8.01	to	7.71	240	0.00%	63.14%	to	62.32%
Guggenheim Rydex Real Estate (RREF)
2020			1.50%	9,503			20.79	197,546	2.98%			-7.22%
2019	1.50%	to	1.80%	8	21.38	to	22.41	174	2.02%			24.01%
2018	1.50%	to	1.80%	6	18.28	to	17.49	106	0.91%	-8.69%	to	-9.00%
2017	1.50%	to	1.80%	8	20.02	to	19.22	153	2.56%	5.04%	to	4.74%
2016	1.50%	to	1.80%	11	19.06	to	18.35	217	0.77%	8.54%	to	8.20%
Guggenheim Rydex Retailing (RRF)
2020			1.50%	748			36.46	27,271	0.00%			41.53%
2019			1.50%	1			25.76	19	0.00%	5.95%	to	6.27%
2018	1.50%	to	1.80%	1	21.01	to	20.10	15	0.01%	-4.67%	to	-4.96%
2017	1.50%	to	1.80%	2	22.04	to	21.15	37	0.00%	11.14%	to	10.79%
2016	1.50%	to	1.80%	2	19.83	to	19.09	34	0.00%	-1.20%	to	-1.50%
Guggenheim Long Short Equity (RSRF)
2020			1.50%	4,336			18.79	81,475	0.87%			3.37%
2019			1.50%	5			18.18	93	0.63%	27.80%	to	28.18%
2018	1.50%	to	1.80%	6	17.48	to	13.64	111	0.00%	-14.27%	to	-14.48%
2017	1.50%	to	1.80%	8	20.39	to	15.95	169	0.38%	13.15%	to	12.80%
2016	1.50%	to	1.80%	10	18.02	to	14.14	180	0.00%	-0.83%	to	-1.19%
Guggenheim Rydex Technology (RTEC)
2020			1.50%	8,449			44.26	373,981	0.00%			47.03%
2019	1.50%	to	1.80%	9	28.72	to	30.11	274	0.00%			4.54%
2018	1.50%	to	1.80%	8	21.87	to	20.93	172	0.00%	-2.97%	to	-3.24%
2017	1.50%	to	1.80%	8	22.54	to	21.63	182	0.00%	30.67%	to	30.30%
2016	1.50%	to	1.80%	9	17.25	to	16.60	147	0.00%	9.45%	to	9.07%
Guggenheim Rydex Telecommunications (RTEL)
2020			1.50%	3,440			13.47	46,323	0.73%			7.86%
2019	1.50%	to	1.80%	6	11.91	to	12.48	78	0.00%			5.41%
2018	1.50%	to	1.80%	5	11.19	to	10.71	57	0.76%	-6.75%	to	-7.03%
2017	1.50%	to	1.80%	3	12.00	to	11.52	41	1.56%	4.26%	to	3.97%
2016	1.50%	to	1.80%	5	11.51	to	11.08	61	0.27%	15.68%	to	15.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2020			1.50%	33,094			50.06	1,656,787	0.59%			16.34%
2019	1.50%	to	1.80%	34	41.05	to	43.03	1,466	0.00%			1.27%
2018	1.50%	to	1.80%	33	26.88	to	25.72	886	0.06%	-16.68%	to	-16.93%
2017	1.50%	to	1.80%	35	32.26	to	30.96	1,131	0.00%	41.37%	to	40.92%
2016	1.50%	to	1.80%	34	22.82	to	21.97	775	0.00%	18.61%	to	18.31%
Guggenheim Rydex Transportation (RTRF)
2020			1.50%	1,443			37.12	53,569	0.16%			38.53%
2019			1.50%	2			26.80	54	0.00%	17.42%	to	17.77%
2018	1.50%	to	1.80%	2	22.25	to	21.29	46	0.00%	-21.27%	to	-21.50%
2017	1.50%	to	1.80%	3	28.26	to	27.12	75	0.24%	20.20%	to	19.84%
2016	1.50%	to	1.80%	4	23.51	to	22.63	101	0.00%	13.74%	to	13.38%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2020			1.50%	36,517			0.87	31,642	1.33%			-26.14%
2019			1.50%	13			1.17	15	1.17%			29.63%
2018	1.50%	to	1.80%	16	1.54	to	1.77	25	0.00%	1.99%	to	1.72%
2017	1.50%	to	1.80%	15	1.51	to	1.74	22	0.00%	-18.38%	to	-18.69%
2016	1.50%	to	1.80%	24	1.85	to	2.14	45	0.00%	-13.55%	to	-13.36%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2020			1.50%	8,729			23.05	201,228	0.12%			20.15%
2019	1.50%	to	1.80%	8	19.19	to	19.27	145	1.18%			33.47%
2018	1.50%	to	1.80%	9	16.68	to	16.80	144	1.57%	-6.71%	to	-7.03%
2017	1.50%	to	1.80%	10	17.88	to	18.07	177	1.24%	7.97%	to	7.69%
2016	1.50%	to	1.80%	13	16.56	to	16.78	217	0.92%	-1.78%	to	-2.10%
Guggenheim Rydex Utilities (RUTL)
2020			1.50%	11,008			27.25	299,949	1.74%			-6.54%
2019			1.50%	11			29.16	323	0.22%	16.55%	to	16.90%
2018	1.50%	to	1.80%	13	24.87	to	23.80	329	1.39%	2.22%	to	1.93%
2017	1.50%	to	1.80%	9	24.33	to	23.35	227	1.86%	9.40%	to	9.06%
2016	1.50%	to	1.80%	12	22.24	to	21.41	270	0.94%	14.58%	to	14.25%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2020			1.50%	11,884			218.75	2,599,643	0.24%			84.09%
2019			1.50%	16			118.83	1,870	0.16%	20.31%	to	20.67%
2018	1.50%	to	1.80%	18	66.83	to	63.95	1,199	0.00%	-10.67%	to	-10.93%
2017	1.50%	to	1.80%	16	74.81	to	71.80	1,232	0.00%	66.99%	to	66.47%
2016	1.50%	to	1.80%	16	44.80	to	43.13	701	0.00%	7.98%	to	7.64%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2020			1.50%	529			0.11	57	0.62%			-46.57%
2019	1.50%	to	1.80%	1	0.19	to	0.20	-	0.00%			16.38%
2018	1.50%	to	1.80%	3	0.32	to	0.30	1	0.00%	0.00%	to	-3.23%
2017	1.50%	to	1.80%	3	0.32	to	0.31	1	0.00%	-39.62%	to	-39.22%
2016	1.50%	to	1.80%	7	0.53	to	0.51	4	0.00%	-30.26%	to	-31.08%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2020			1.50%	49			0.74	36	0.75%			-31.84%
2019	1.50%	to	1.80%	-	1.03	to	1.08	-	0.71%			23.21%
2018	1.50%	to	1.80%	-	1.38	to	1.32	-	0.00%	9.52%	to	9.09%
2017	1.50%	to	1.80%	-	1.26	to	1.21	-	0.00%	-14.86%	to	-14.79%
2016	1.50%	to	1.80%	-	1.48	to	1.42	-	0.00%	-21.28%	to	-21.98%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2020			1.50%	12,477			36.27	452,591	0.00%			25.43%
2019			1.50%	22			28.92	640	0.00%			10.23%
2018	1.50%	to	1.80%	25	23.19	to	22.21	574	0.00%	-7.05%	to	-7.30%
2017	1.50%	to	1.80%	29	24.95	to	23.96	724	0.00%	22.54%	to	22.18%
2016	1.50%	to	1.80%	31	20.36	to	19.61	635	0.00%	1.09%	to	0.77%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2020			1.50%	9,305			21.60	200,963	1.76%			-11.89%
2019			1.50%	13			24.51	325	0.79%			9.77%
2018	1.50%	to	1.80%	16	20.19	to	19.33	316	0.84%	-14.59%	to	-14.88%
2017	1.50%	to	1.80%	18	23.64	to	22.71	433	0.74%	14.15%	to	13.83%
2016	1.50%	to	1.80%	21	20.71	to	19.95	429	1.13%	15.63%	to	15.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2020			1.50%	2,270			48.19	109,397	0.57%			0.22%
2019	1.50%	to	1.80%	4	45.91	to	48.09	198	0.68%			23.23%
2018	1.50%	to	1.80%	4	33.10	to	31.70	137	0.21%	-15.52%	to	-15.76%
2017	1.50%	to	1.80%	4	39.18	to	37.63	163	0.05%	56.16%	to	55.69%
2016	1.50%	to	1.80%	4	25.09	to	24.17	109	0.00%	28.80%	to	28.43%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2020			1.50%	9,702			35.05	340,038	0.00%			28.52%
2019			1.50%	10			27.27	279	0.00%			13.02%
2018	1.50%	to	1.80%	11	23.99	to	22.97	261	0.00%	-16.09%	to	-16.35%
2017	1.50%	to	1.80%	12	28.59	to	27.46	331	0.00%	16.98%	to	16.65%
2016	1.50%	to	1.80%	17	24.44	to	23.54	407	0.00%	1.20%	to	0.86%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2020			1.50%	8,394			24.59	206,404	0.41%			5.82%
2019			1.50%	9			23.24	213	0.00%	6.50%	to	6.82%
2018	1.50%	to	1.80%	11	19.26	to	18.45	204	0.00%	-20.22%	to	-20.41%
2017	1.50%	to	1.80%	12	24.14	to	23.18	298	0.00%	11.50%	to	11.12%
2016	1.50%	to	1.80%	17	21.65	to	20.86	373	0.31%	26.98%	to	26.58%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2020			1.50%	4,431			30.39	134,679	0.00%			14.03%
2019			1.50%	6			26.65	156	0.00%	6.42%	to	6.74%
2018	1.50%	to	1.80%	7	24.03	to	23.02	161	0.00%	-10.40%	to	-10.64%
2017	1.50%	to	1.80%	7	26.82	to	25.76	192	0.00%	14.37%	to	14.03%
2016	1.50%	to	1.80%	9	23.45	to	22.59	208	0.00%	16.90%	to	16.56%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2020			1.50%	9,924			16.63	165,080	0.00%			-7.37%
2019			1.50%	10			17.96	184	0.33%			13.06%
2018	1.50%	to	1.80%	10	15.11	to	14.46	151	0.00%	-21.75%	to	-22.05%
2017	1.50%	to	1.80%	11	19.31	to	18.55	214	0.00%	-1.73%	to	-2.01%
2016	1.50%	to	1.80%	16	19.65	to	18.93	317	0.00%	29.79%	to	29.39%
Invesco V.I. Value Opportunities II (AVBV2)
2020			1.50%	8,918			22.61	201,660	0.09%			3.76%
2019	1.50%	to	1.80%	9	13.31	to	21.79	205	0.00%	6.96%	to	7.28%
2018	1.50%	to	1.80%	10	17.00	to	13.11	163	0.00%	-20.56%	to	-20.83%
2017	1.50%	to	1.80%	10	21.40	to	16.56	212	0.02%	15.49%	to	15.16%
2016	1.50%	to	1.80%	12	18.53	to	14.38	219	0.08%	16.18%	to	15.78%
Invesco V.I. Core Equity I (AVGI)
2020			1.50%	30,920			23.43	724,414	1.33%			12.16%
2019			1.50%	35	13.94	to	20.89	726	0.96%			26.51%
2018	1.50%	to	1.80%	38	16.44	to	15.83	631	0.90%	-10.75%	to	-11.02%
2017	1.50%	to	1.80%	42	18.42	to	17.79	768	1.03%	11.50%	to	11.19%
2016	1.50%	to	1.80%	45	16.52	to	16.00	744	0.74%	8.61%	to	8.25%
Invesco V.I. High Yield I (AVHY1)
2020			1.50%	51,649			21.21	1,095,235	5.83%			1.78%
2019	1.50%	to	1.80%	56	13.11	to	20.84	1,175	5.90%			29.08%
2018	1.50%	to	1.80%	59	18.64	to	17.84	1,106	5.20%	-4.80%	to	-5.06%
2017	1.50%	to	1.80%	68	19.58	to	18.79	1,341	4.00%	4.71%	to	4.39%
2016	1.50%	to	1.80%	78	18.70	to	18.00	1,465	4.49%	9.55%	to	9.22%
Invesco V.I. Diversified Dividend I (IVDDI)
2020			1.50%	17,322			20.69	358,476	2.84%			-1.35%
2019			1.50%	19	16.23	to	20.98	408	3.01%			26.18%
2018	1.50%	to	1.80%	20	17.02	to	16.64	340	2.12%	-8.98%	to	-9.22%
2017	1.50%	to	1.80%	29	18.70	to	18.33	541	1.73%	6.98%	to	6.63%
2016	1.50%	to	1.80%	28	17.48	to	17.19	488	1.31%	13.07%	to	12.80%
Invesco V.I. Government Money Market I (IVGMMI)
2020	1.50%	to	1.80%	696,560	8.96	to	9.20	6,342,121	0.28%	-1.50%	to	-1.20%
2019	1.50%	to	1.80%	646	9.10	to	9.31	6,002	1.89%	-1.85%	to	-1.55%
2018	1.50%	to	1.80%	697	9.28	to	9.09	6,466	1.54%	0.11%	to	-0.33%
2017	1.50%	to	1.80%	712	9.27	to	9.12	6,605	0.56%	-0.96%	to	-1.19%
2016	1.50%	to	1.80%	743	9.36	to	9.23	6,955	0.09%	-1.37%	to	-1.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Invesco V.I. Health Care I (IVHS)
2020			1.50%	14,797			33.80	500,112	0.32%			12.76%
2019			1.50%	16			29.97	487	0.04%	24.77%	to	25.14%
2018	1.50%	to	1.80%	17	22.96	to	23.51	398	0.00%	-0.61%	to	-0.89%
2017	1.50%	to	1.80%	19	23.10	to	23.72	441	0.36%	14.07%	to	13.76%
2016	1.50%	to	1.80%	22	20.25	to	20.85	437	0.00%	-12.75%	to	-13.05%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2020			1.50%	9,865			31.30	308,748	0.48%			7.32%
2019			1.50%	10			29.16	292	0.21%			20.39%
2018	1.50%	to	1.80%	11	23.68	to	18.66	260	0.11%	-12.91%	to	-13.17%
2017	1.50%	to	1.80%	13	27.19	to	21.49	363	0.32%	12.96%	to	12.57%
2016	1.50%	to	1.80%	13	24.07	to	19.09	316	0.00%	11.49%	to	11.18%
Invesco V.I. Global Real Estate I (IVRE)
2020			1.50%	14,124			33.15	468,231	4.66%			-13.62%
2019	1.50%	to	1.80%	19	21.20	to	38.38	742	4.63%			23.37%
2018	1.50%	to	1.80%	20	31.68	to	21.41	649	3.53%	-7.53%	to	-7.83%
2017	1.50%	to	1.80%	26	34.26	to	23.23	902	3.15%	11.34%	to	11.04%
2016	1.50%	to	1.80%	29	30.77	to	20.92	892	1.59%	0.52%	to	0.24%
Invesco V.I. Technology I (IVT)
2020			1.50%	4,883			23.84	116,422	0.00%			43.94%
2019			1.50%	5			16.56	75	0.00%			12.58%
2018	1.50%	to	1.80%	8	12.37	to	21.78	97	0.00%	-1.98%	to	-2.24%
2017	1.50%	to	1.80%	9	12.62	to	22.28	115	0.00%	33.12%	to	32.78%
2016	1.50%	to	1.80%	8	9.48	to	16.78	76	0.00%	-2.27%	to	-2.56%
Janus Henderson Enterprise - Inst (JAEI)
2020			1.50%	156,697			67.85	10,629,772	0.07%			17.70%
2019			1.50%	180	40.84	to	57.65	10,320	0.20%	14.70%	to	15.04%
2018	1.50%	to	1.80%	200	43.19	to	38.66	8,643	0.23%	-1.91%	to	-2.20%
2017	1.50%	to	1.80%	235	44.03	to	39.53	10,352	0.62%	25.51%	to	25.17%
2016	1.50%	to	1.80%	253	35.08	to	31.58	8,871	0.79%	10.70%	to	10.34%
Janus Henderson Global Research - Inst (JAGRIN)
2020			1.50%	193,790			28.58	5,526,371	0.72%			18.27%
2019			1.50%	219			24.17	5,255	1.00%	26.14%	to	26.52%
2018	1.50%	to	1.80%	241	19.01	to	17.12	4,582	1.12%	-8.25%	to	-8.55%
2017	1.50%	to	1.80%	261	20.72	to	18.72	5,401	0.82%	25.12%	to	24.80%
2016	1.50%	to	1.80%	276	16.56	to	15.00	4,566	1.09%	0.55%	to	0.27%
Janus Henderson Overseas - Inst (JAIG)
2020			1.50%	13,252			39.58	524,526	1.32%			14.57%
2019			1.50%	16			34.55	564	1.88%	20.38%	to	20.74%
2018	1.50%	to	1.80%	18	27.61	to	18.95	502	1.70%	-16.23%	to	-16.48%
2017	1.50%	to	1.80%	21	32.96	to	22.69	677	1.64%	29.20%	to	28.77%
2016	1.50%	to	1.80%	21	25.51	to	17.62	545	5.50%	-7.84%	to	-8.09%
Janus Henderson Research - Inst (JARIN)
2020			1.50%	216,809			42.84	9,282,766	0.41%			30.98%
2019			1.50%	243			32.71	7,933	0.45%			26.17%
2018	1.50%	to	1.80%	270	24.50	to	22.65	6,605	0.54%	-4.03%	to	-4.31%
2017	1.50%	to	1.80%	297	25.53	to	23.67	7,580	0.39%	26.01%	to	25.57%
2016	1.50%	to	1.80%	331	20.26	to	18.85	6,706	0.54%	-1.03%	to	-1.26%
Lazard Retirement Emerging Markets Equity (LZREMS)
2020			1.50%	13,112			28.93	379,366	2.58%			-2.75%
2019			1.50%	14			29.75	428	0.87%	-37.24%	to	-37.05%
2018	1.50%	to	1.80%	15	25.56	to	24.46	392	1.61%	-19.77%	to	-20.01%
2017	1.50%	to	1.80%	21	31.86	to	30.58	656	1.75%	25.93%	to	25.53%
2016	1.50%	to	1.80%	21	25.30	to	24.36	535	1.06%	19.00%	to	18.66%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Lazard Retirement International Equity (LZRIES)
2020			1.50%	21,036			19.19	403,643	2.24%			6.63%
2019	1.50%	to	1.80%	24	17.17	to	18.00	424	0.34%	-14.84%	to	-14.58%
2018	1.50%	to	1.80%	25	15.10	to	14.45	378	1.49%	-15.17%	to	-15.45%
2017	1.50%	to	1.80%	30	17.80	to	17.09	533	2.42%	20.51%	to	20.18%
2016	1.50%	to	1.80%	34	14.77	to	14.22	502	1.25%	-5.74%	to	-6.01%
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2020			1.50%	29,038			41.76	1,200,857	0.19%			5.18%
2019	1.50%	to	1.80%	31	20.44	to	39.71	1,221	0.00%			23.60%
2018	1.50%	to	1.80%	36	31.02	to	20.48	1,118	0.02%	-14.55%	to	-14.81%
2017	1.50%	to	1.80%	38	36.30	to	24.04	1,376	0.36%	12.24%	to	11.92%
2016	1.50%	to	1.80%	43	32.34	to	21.48	1,382	0.00%	14.07%	to	13.71%
LMCBV Aggressive Growth I (LPVCAI)
2020			1.50%	10,130			26.87	272,198	0.82%			16.26%
2019			1.50%	11			23.11	261	0.69%	27.93%	to	28.32%
2018	1.50%	to	1.80%	21	18.76	to	18.11	399	0.68%	-9.72%	to	-9.99%
2017	1.50%	to	1.80%	19	20.78	to	20.12	386	0.50%	14.55%	to	14.19%
2016	1.50%	to	1.80%	20	18.14	to	17.62	363	0.61%	-0.27%	to	-0.56%
LMCBV Dividend Strategy I (LPVCII)
2020			1.50%	12,090			23.17	280,121	1.36%			6.07%
2019			1.50%	17			21.84	362	1.66%			31.59%
2018	1.50%	to	1.80%	14	16.85	to	16.27	229	1.91%	-6.28%	to	-6.55%
2017	1.50%	to	1.80%	10	17.98	to	17.41	177	1.53%	17.36%	to	17.00%
2016	1.50%	to	1.80%	9	15.32	to	14.88	144	1.70%	13.31%	to	12.98%
LMCBV Large Cap Growth I (LVCLGI)
2020			1.50%	31,943			38.79	1,239,130	0.02%			28.79%
2019			1.50%	36			30.12	1,090	0.39%	-22.03%	to	-21.80%
2018	1.50%	to	1.80%	29	23.13	to	22.34	675	0.27%	-1.49%	to	-1.76%
2017	1.50%	to	1.80%	42	23.48	to	22.74	977	0.22%	23.91%	to	23.52%
2016	1.50%	to	1.80%	46	18.95	to	18.41	865	0.60%	5.81%	to	5.50%
LMWAV Global High Yield Bond I (SBVHY)
2020			1.50%	94			20.49	1,926	1.67%			5.72%
2019			1.50%	6			19.38	111	5.35%	25.16%	to	25.53%
2018	1.50%	to	1.80%	6	17.20	to	16.51	98	5.24%	-5.34%	to	-5.60%
2017	1.50%	to	1.80%	6	18.17	to	17.49	104	5.28%	7.01%	to	6.71%
2016	1.50%	to	1.80%	6	16.98	to	16.39	103	6.43%	13.88%	to	13.50%
Lord Abbett Dividend Growth (LOVCDG)
2020			1.50%	4,314			42.87	184,937	0.95%			13.70%
2019			1.50%	6			37.70	222	1.57%			-24.06%
2018	1.50%	to	1.80%	6	30.27	to	24.64	188	1.72%	-6.11%	to	-6.38%
2017	1.50%	to	1.80%	7	32.24	to	26.32	235	1.70%	17.36%	to	17.03%
2016	1.50%	to	1.80%	8	27.47	to	22.49	211	1.69%	13.42%	to	13.02%
Lord Abbett Growth and Income (LOVGI)
2020			1.50%	87,058			30.72	2,664,967	1.68%			1.17%
2019	1.50%	to	1.80%	95	16.87	to	30.36	2,893	1.51%	36.55%	to	36.96%
2018	1.50%	to	1.80%	117	25.16	to	18.43	2,945	1.25%	-9.53%	to	-9.79%
2017	1.50%	to	1.80%	148	27.81	to	20.43	4,126	1.32%	11.69%	to	11.34%
2016	1.50%	to	1.80%	163	24.90	to	18.35	4,051	1.48%	15.38%	to	15.05%
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2020	1.50%	to	1.80%	12,994	39.39	to	49.99	512,121	0.00%	37.48%	to	37.90%
2019	1.50%	to	1.80%	14	28.56	to	36.36	414	0.00%	33.68%	to	34.08%
2018	1.50%	to	1.80%	18	21.84	to	27.89	388	0.00%	-7.81%	to	-8.08%
2017	1.50%	to	1.80%	17	23.69	to	30.34	396	0.00%	23.39%	to	23.03%
2016	1.50%	to	1.80%	20	19.20	to	24.66	387	0.00%	2.89%	to	2.54%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2020			1.50%	41,763			32.47	1,355,982	1.22%			-4.07%
2019			1.50%	42			33.85	1,410	0.72%			77.82%
2018	1.50%	to	1.80%	42	29.43	to	22.13	1,236	0.67%	-16.53%	to	-16.77%
2017	1.50%	to	1.80%	43	35.26	to	26.59	1,530	0.85%	15.00%	to	14.66%
2016	1.50%	to	1.80%	43	30.66	to	23.19	1,331	0.66%	14.45%	to	14.07%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2020			1.50%	33,280			34.42	1,145,569	0.61%			17.78%
2019			1.50%	36			29.23	1,061	0.59%	34.42%	to	34.82%
2018	1.50%	to	1.80%	1	23.57	to	22.55	17	0.49%	-7.13%	to	-7.43%
2017	1.50%	to	1.80%	1	25.38	to	24.36	31	0.47%	16.69%	to	16.33%
2016	1.50%	to	1.80%	1	21.75	to	20.94	24	0.66%	8.21%	to	7.88%
Neuberger Berman AMT Short Duration Bond (AMTB)
2020			1.50%	90,758			12.89	1,170,022	2.39%			1.92%
2019			1.50%	91			12.65	1,133	1.97%			27.36%
2018	1.50%	to	1.80%	99	12.38	to	9.78	1,220	1.54%	-0.48%	to	-0.81%
2017	1.50%	to	1.80%	102	12.44	to	9.86	1,264	1.43%	-0.64%	to	-0.90%
2016	1.50%	to	1.80%	105	12.52	to	9.95	1,310	1.16%	-0.32%	to	-0.60%
Ntrn Lts Power Dividend Index (NOVPDI)
2020			1.50%	181,225			11.32	1,996,866	5.60%			-8.63%
2019			1.50%	197			12.39	2,411	1.41%			32.36%
2018	1.50%	to	1.80%	215	12.95	to	12.50	2,785	1.80%	-9.38%	to	-9.68%
2017	1.50%	to	1.80%	235	14.29	to	13.84	3,354	1.42%	9.25%	to	8.98%
2016	1.50%	to	1.80%	259	13.08	to	12.70	3,382	0.91%	-0.83%	to	-1.17%
Ntrn Lts Power Momentum (NOVPM)
2020			1.50%	147,640			16.45	2,407,848	0.18%			-2.67%
2019	1.50%	to	1.80%	168	16.28	to	16.91	2,837	0.77%	28.84%	to	29.23%
2018	1.50%	to	1.80%	183	15.91	to	15.36	2,914	0.30%	-4.10%	to	-4.42%
2017	1.50%	to	1.80%	208	16.59	to	16.07	3,443	1.31%	19.10%	to	18.77%
2016	1.50%	to	1.80%	230	13.93	to	13.53	3,207	0.28%	3.80%	to	3.52%
PIMCO VIT All Asset - Admin (PMVAAA)
2020			1.50%	26,851			16.74	449,474	5.03%			6.40%
2019			1.50%	30			15.73	475	2.91%	49.48%	to	49.93%
2018	1.50%	to	1.80%	34	14.27	to	13.74	488	3.24%	-6.85%	to	-7.10%
2017	1.50%	to	1.80%	33	15.32	to	14.79	510	4.90%	11.91%	to	11.54%
2016	1.50%	to	1.80%	29	13.69	to	13.26	395	2.73%	11.21%	to	10.87%
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2020			1.50%	433			19.49	8,437	4.62%			5.12%
2019			1.50%	1			18.54	17	4.42%			24.72%
2018	1.50%	to	1.80%	1	16.40	to	15.78	15	4.14%	-6.12%	to	-6.46%
2017	1.50%	to	1.80%	1	17.47	to	16.87	17	5.08%	8.24%	to	7.93%
2016	1.50%	to	1.80%	1	16.14	to	15.63	16	5.27%	11.62%	to	11.25%
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)
2020			1.50%	955			17.74	16,941	5.97%			3.99%
2019			1.50%	1			17.06	17	1.77%			13.69%
2018	1.50%	to	1.80%	1	16.18	to	15.58	17	1.31%	0.56%	to	0.32%
2017	1.50%	to	1.80%	1	16.09	to	15.53	17	4.71%	1.26%	to	0.91%
2016	1.50%	to	1.80%	1	15.89	to	15.39	18	1.39%	4.88%	to	4.55%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2020			1.50%	19,388			15.39	298,445	2.48%			8.48%
2019			1.50%	21			14.19	297	2.46%			21.44%
2018	1.50%	to	1.80%	26	13.57	to	13.07	349	5.83%	-5.63%	to	-5.90%
2017	1.50%	to	1.80%	33	14.38	to	13.89	479	1.98%	6.99%	to	6.68%
2016	1.50%	to	1.80%	35	13.44	to	13.02	483	1.51%	2.52%	to	2.20%
PIMCO VIT High Yield - Admin (PMVHYA)
2020			1.50%	652			19.64	12,806	4.84%			4.17%
2019			1.50%	1			18.85	13	4.96%			22.62%
2018	1.50%	to	1.80%	1	16.68	to	16.06	14	5.10%	-4.14%	to	-4.40%
2017	1.50%	to	1.80%	1	17.40	to	16.80	22	4.88%	5.07%	to	4.74%
2016	1.50%	to	1.80%	1	16.56	to	16.04	22	5.23%	10.77%	to	10.39%
PIMCO VIT Real Return - Admin (PMVRRA)
2020			1.50%	73,017			17.33	1,265,556	1.42%			10.05%
2019	1.50%	to	1.80%	76	14.35	to	15.75	1,196	1.67%	32.95%	to	33.35%
2018	1.50%	to	1.80%	80	14.74	to	13.47	1,176	2.50%	-3.72%	to	-3.99%
2017	1.50%	to	1.80%	83	15.31	to	14.03	1,273	2.38%	2.13%	to	1.81%
2016	1.50%	to	1.80%	92	14.99	to	13.78	1,413	2.26%	3.67%	to	3.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2020			1.50%	2,693			5.45	14,677	6.29%			-0.16%
2019			1.50%	4			5.46	20	4.49%	22.21%	to	22.58%
2018	1.50%	to	1.80%	4	4.97	to	4.79	19	2.10%	-15.48%	to	-15.67%
2017	1.50%	to	1.80%	4	5.88	to	5.68	22	11.22%	0.68%	to	0.35%
2016	1.50%	to	1.80%	5	5.84	to	5.66	27	1.10%	13.40%	to	13.20%
PIMCO VIT Total Return - Admin (PMVTRA)
2020			1.50%	199,221			18.25	3,636,668	2.11%			7.03%
2019	1.50%	to	1.80%	192	16.22	to	17.06	3,266	3.01%	59.62%	to	60.10%
2018	1.50%	to	1.80%	202	15.98	to	15.24	3,235	2.53%	-2.02%	to	-2.37%
2017	1.50%	to	1.80%	222	16.31	to	15.61	3,621	2.02%	3.36%	to	3.10%
2016	1.50%	to	1.80%	240	15.78	to	15.14	3,788	2.09%	1.15%	to	0.80%
PIMCO VIT Short-Term - Admin (PVSTA)
2020			1.50%	117,691			11.53	1,356,767	1.22%			0.72%
2019			1.50%	116			11.45	1,325	2.46%	42.46%	to	42.88%
2018	1.50%	to	1.80%	119	11.30	to	10.82	1,340	2.19%	0.00%	to	-0.28%
2017	1.50%	to	1.80%	97	11.30	to	10.85	1,094	1.70%	0.89%	to	0.65%
2016	1.50%	to	1.80%	103	11.20	to	10.78	1,152	1.57%	0.81%	to	0.47%
Royce Micro-Cap (ROCMC)
2020			1.50%	10,472			35.26	369,235	0.00%			21.95%
2019	1.50%	to	1.80%	13	19.00	to	28.91	368	0.00%	11.19%	to	11.53%
2018	1.50%	to	1.80%	13	24.55	to	16.18	330	0.00%	-10.40%	to	-10.66%
2017	1.50%	to	1.80%	14	27.40	to	18.11	394	0.64%	3.63%	to	3.31%
2016	1.50%	to	1.80%	17	26.44	to	17.53	462	0.65%	17.93%	to	17.57%
Royce Small-Cap (ROCSC)
2020			1.50%	18,619			34.12	635,282	1.02%			-8.53%
2019	1.50%	to	1.80%	20	25.97	to	37.30	735	0.65%			20.42%
2018	1.50%	to	1.80%	22	31.91	to	22.28	696	0.75%	-9.71%	to	-9.98%
2017	1.50%	to	1.80%	26	35.34	to	24.75	927	0.92%	3.79%	to	3.51%
2016	1.50%	to	1.80%	29	34.05	to	23.91	1,002	1.78%	19.18%	to	18.78%
Third Avenue FFI Strategies Portfolio (TAVV)
2020			1.50%	24,132			19.24	464,324	2.55%			-3.85%
2019	1.50%	to	1.80%	30	12.22	to	20.01	600	0.27%	10.46%	to	10.79%
2018	1.50%	to	1.80%	32	18.06	to	12.87	585	1.84%	-21.55%	to	-21.81%
2017	1.50%	to	1.80%	36	23.02	to	16.46	833	0.83%	11.91%	to	11.59%
2016	1.50%	to	1.80%	40	20.57	to	14.75	824	0.80%	10.53%	to	10.24%
VanEck Emerging Markets Bond (VWBF)
2020			1.50%	16,208			18.80	283,612	6.80%			7.30%
2019			1.50%	22			17.52	390	0.35%			10.94%
2018	1.50%	to	1.80%	28	15.80	to	11.83	443	7.59%	-7.49%	to	-7.79%
2017	1.50%	to	1.80%	31	17.08	to	12.83	521	2.30%	10.55%	to	10.22%
2016	1.50%	to	1.80%	29	15.45	to	11.64	449	0.00%	4.82%	to	4.49%
VanEck VIP Emerging Markets (VWEM)
2020			1.50%	35,176			41.88	1,473,110	2.06%			15.50%
2019	1.50%	to	1.80%	38	33.99	to	36.26	1,368	0.46%	28.27%	to	28.65%
2018	1.50%	to	1.80%	41	28.18	to	26.50	1,159	0.29%	-24.63%	to	-24.87%
2017	1.50%	to	1.80%	43	37.39	to	35.27	1,622	0.42%	48.79%	to	48.38%
2016	1.50%	to	1.80%	46	25.13	to	23.77	1,163	0.47%	-1.37%	to	-1.70%
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2020			1.50%	13,552			22.71	307,738	0.94%			17.34%
2019	1.50%	to	1.80%	14	17.36	to	19.35	274	0.00%	9.87%	to	10.20%
2018	1.50%	to	1.80%	18	17.56	to	15.80	325	0.00%	-29.36%	to	-29.59%
2017	1.50%	to	1.80%	20	24.86	to	22.44	491	0.00%	-3.16%	to	-3.44%
2016	1.50%	to	1.80%	30	25.67	to	23.24	787	0.36%	41.59%	to	41.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units****	Unit Fair Value			Contact Owners’ Equity****	Investment Income Ratio**	Total Return***
Wells Fargo VT Discovery (SVDF)
2020			1.50%	87,515			66.64	5,831,772	0.00%			60.23%
2019			1.50%	106			41.59	4,377	0.00%			36.95%
2018	1.50%	to	1.80%	121	30.37	to	29.14	3,681	0.00%	-8.44%	to	-8.74%
2017	1.50%	to	1.80%	142	33.17	to	31.93	4,713	0.00%	27.19%	to	26.86%
2016	1.50%	to	1.80%	149	26.08	to	25.17	3,876	0.00%	6.06%	to	5.71%
Wells Fargo VT Opportunity (SVOF)
2020			1.50%	55,173			56.21	3,101,200	0.44%			19.20%
2019	1.50%	to	1.80%	59	32.79	to	47.15	2,800	0.29%	29.12%	to	29.51%
2018	1.50%	to	1.80%	66	36.41	to	25.39	2,399	0.19%	-8.54%	to	-8.83%
2017	1.50%	to	1.80%	71	39.81	to	27.85	2,810	0.67%	18.66%	to	18.31%
2016	1.50%	to	1.80%	80	33.55	to	23.54	2,683	2.04%	10.54%	to	10.26%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded in (000’s) for the years 2016 – 2019 and is presented unrounded for 2020, as applicable.